ASSET ALLOCATION
FUNDS

  Diversified Conservative Income Fund

  Diversified Conservative Fund

  Diversified Global Moderate Growth Fund

  Diversified Moderate Growth Fund

  Diversified Global Growth Fund

  Diversified Global Stock Fund

  Diversified U.S. Stock Fund

  Class A
  Prospectus as of
  July 31, 2003

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI ASSET ALLOCATION TRUST
------------------------------------------------------------------------------

About This Prospectus

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

Diversified Conservative Income Fund                         3
--------------------------------------------------------------
Diversified Conservative Fund                                7
--------------------------------------------------------------
Diversified Global Moderate Growth Fund                     11
--------------------------------------------------------------
Diversified Moderate Growth Fund                            15
--------------------------------------------------------------
Diversified Global Growth Fund                              19
--------------------------------------------------------------
Diversified Global Stock Fund                               23
--------------------------------------------------------------
Diversified U.S. Stock Fund                                 27
--------------------------------------------------------------
More Information About Fund Investments                     30
--------------------------------------------------------------
Information About the Underlying SEI Funds                  30
--------------------------------------------------------------
Investment Adviser                                          35
--------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares              36
--------------------------------------------------------------
Dividends, Distributions and Taxes                          39
--------------------------------------------------------------
Financial Highlights                                        40
--------------------------------------------------------------
How to Obtain More Information About SEI Asset
  Allocation Trust                                  Back Cover
--------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), which are managed by SIMC. The degree to which an investor's Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

2                                       SEI INVESTMENTS / PROSPECTUS

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages the Fund's assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), and SEI Liquid Asset Trust (SLAT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

SEI INVESTMENTS / PROSPECTUS                                       3

DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Current income and capital appreciation

SHARE PRICE VOLATILITY:               Low to medium

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in
                                      investment grade U.S. fixed income
                                      securities and, to a lesser extent, in
                                      U.S. common stocks

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Conservative Income Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------
Equity                                                                         10-50%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value

Fixed Income                                                                   50-65%
    SIMT Core Fixed Income

Money Market                                                                    0-30%
    SLAT Prime Obligation

4                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       5

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997  13.85%
     1998  11.33%
     1999   4.88%
     2000   6.01%
     2001   1.29%
     2002  -1.25%

BEST QUARTER: 6.55% (06/30/97)

WORST QUARTER: -2.76% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was
5.59%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index.

                                                                        SINCE
DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS A   1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------------------
Fund Return Before Taxes                          -1.25%   4.36%        6.41%
-----------------------------------------------------------------------------
Fund Return After Taxes on Distributions**        -2.50%   2.03%        4.12%
-----------------------------------------------------------------------------
Fund Return After Taxes on Distributions and
  Sale of Fund Shares**                           -0.77%   2.45%        4.14%
-----------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no
  deduction for fees, expenses, or taxes)***      10.27%   7.54%        8.06%
-----------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 13, 1996. Index returns shown from June 30, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

6                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                      0.10%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                      None
---------------------------------------------------------------------
Other Expenses                                                0.26%
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                        0.36%*
---------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Conservative Income Fund -- Class A
  Shares                                            0.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.64%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Conservative
  Income Fund -- Class A
  Shares                        $   37  $   116  $   202  $    456
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       7

DIVERSIFIED CONSERVATIVE FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Current income and capital appreciation

SHARE PRICE VOLATILITY:               Medium

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in
                                      investment grade U.S. and foreign fixed
                                      income securities and, to a lesser
                                      extent, in common stocks

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Conservative Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------
Equity                                                                         15-50%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity

Fixed Income                                                                   50-80%
    SIMT Core Fixed Income
    SIT International Fixed Income

Money Market                                                                    0-30%
    SLAT Prime Obligation

8                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       9

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997  13.67%
     1998  15.62%
     1999   7.43%
     2000   0.76%
     2001  -3.85%
     2002  -3.20%

BEST QUARTER: 9.74% (12/31/98)

WORST QUARTER: -5.46 (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was
6.97%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                                  SINCE
DIVERSIFIED CONSERVATIVE FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------------
Fund Return Before Taxes                    -3.20%   3.10%        5.65%
-----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                           -4.23%   1.02%        3.68%
-----------------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                 -1.97%   1.70%        3.80%
-----------------------------------------------------------------------
Lehman Aggregate Bond Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                    10.27%   7.54%        8.06%
-----------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses,
  or taxes)***                             -20.86%  -0.87%        5.10%
-----------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 26, 1996. Index returns shown from June 30, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

10                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                      0.10%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                      None
---------------------------------------------------------------------
Other Expenses                                                0.27%
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                        0.37%*
---------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Conservative Fund -- Class A Shares     0.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.74%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Conservative
  Fund -- Class A Shares        $   38  $   119  $   208  $    468
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation and
                                      current income

SHARE PRICE VOLATILITY:               Medium

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      and foreign common stocks and investment
                                      grade fixed income securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------
Equity                                                                         30-75%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

Fixed Income                                                                   25-70%
    SIMT Core Fixed Income
    SIMT High Yield Bond
    SIT International Fixed Income
    SIT Emerging Markets Debt

Money Market                                                                    0-30%
    SLAT Prime Obligation

12                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       13

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997  16.18%
     1998  11.22%
     1999  16.90%
     2000  -5.02%
     2001  -7.01%
     2002  -9.28%

BEST QUARTER: 13.45% (12/31/98)

WORST QUARTER: -10.46% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was
9.25%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                                            SINCE
DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
---------------------------------------------------------------------------------
Fund Return Before Taxes                              -9.28%   0.82%        3.49%
---------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**           -10.13%  -1.06%        1.78%
---------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale
  of Fund Shares**                                    -5.69%   0.00%        2.21%
---------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no
  deduction for fees, expenses, or taxes)***          10.27%   7.54%        7.90%
---------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction
  for fees, expenses, or taxes)***                   -20.86%  -0.87%        3.89%
---------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is December 13, 1996. Index returns shown from December 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

14                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                      0.10%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                      None
---------------------------------------------------------------------
Other Expenses                                                0.27%
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                        0.37%*
---------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Global Moderate Growth Fund -- Class A
  Shares                                            0.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.86%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Moderate
  Growth Fund -- Class A
  Shares                        $   38  $   119  $   208  $    468
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       15

DIVERSIFIED MODERATE GROWTH FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation and
                                      current income

SHARE PRICE VOLATILITY:               Medium

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      and foreign common stocks and investment
                                      grade fixed income securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities. The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------
Equity                                                                         30-70%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity

Fixed Income                                                                   30-60%
    SIMT Core Fixed Income
    SIT International Fixed Income

Money Market                                                                    0-30%
    SLAT Prime Obligation

16                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       17

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997  17.48%
     1998  17.14%
     1999  12.71%
     2000  -3.16%
     2001  -7.93%
     2002  -9.93%

BEST QUARTER: 13.39% (12/31/98)

WORST QUARTER: -10.16% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was
8.26%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                                     SINCE
DIVERSIFIED MODERATE GROWTH FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
--------------------------------------------------------------------------
Fund Return Before Taxes                       -9.93%   1.18%        4.67%
--------------------------------------------------------------------------
Fund Return After Taxes on Distributions**    -10.64%  -0.55%        2.99%
--------------------------------------------------------------------------
Fund Return After Taxes on Distributions and
  Sale of Fund Shares**                        -6.09%   0.40%        3.22%
--------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects
  no deduction for fees, expenses,
  or taxes)***                                 10.27%   7.54%        8.06%
--------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses,
  or taxes)***                                -20.86%  -0.87%        5.10%
--------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 10, 1996. Index returns shown from June 30, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

18                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                      0.10%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                      None
---------------------------------------------------------------------
Other Expenses                                                0.28%
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                        0.38%*
---------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Moderate Growth Fund -- Class A Shares  0.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.81%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Moderate Growth
  Fund -- Class A Shares        $   39  $   122  $   213  $    480
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       19

DIVERSIFIED GLOBAL GROWTH FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation

SHARE PRICE VOLATILITY:               Medium to high

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      and foreign common stocks and fixed
                                      income securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Global Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------
Equity                                                                         45-95%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

Fixed Income                                                                    5-50%
    SIMT Core Fixed Income
    SIMT High Yield Bond
    SIT International Fixed Income
    SIT Emerging Markets Debt

Money Market                                                                    0-30%
    SLAT Prime Obligation

20                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       21

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   18.17%
     1998   12.73%
     1999   22.72%
     2000   -8.82%
     2001  -10.80%
     2002  -15.54%

BEST QUARTER: 17.17% (12/31/98)

WORST QUARTER: -14.52% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was
9.99%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index, Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.

                                                                   SINCE
DIVERSIFIED GLOBAL GROWTH FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
------------------------------------------------------------------------
Fund Return Before Taxes                    -15.54%  -1.01%        2.97%
------------------------------------------------------------------------
Fund Return After Taxes on Distributions**  -16.01%  -2.56%        1.50%
------------------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                  -9.53%  -1.17%        2.02%
------------------------------------------------------------------------
Lehman Aggregate Bond Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                     10.27%   7.54%        8.06%
------------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                    -15.94%  -2.89%       -1.75%
------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses,
  or taxes)***                              -20.86%  -0.87%        5.10%
------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 13, 1996. Index returns shown from June 30, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australia, New Zealand and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

22                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                      0.10%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                      None
---------------------------------------------------------------------
Other Expenses                                                0.28%
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                        0.38%*
---------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Global Growth Fund -- Class A Shares    0.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.93%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Growth
  Fund -- Class A Shares        $   39  $   122  $   213  $    480
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       23

DIVERSIFIED GLOBAL STOCK FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation

SHARE PRICE VOLATILITY:               High

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      and foreign common stocks and other
                                      equity securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------
Equity                                                                        80-100%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

Money Market                                                                    0-20%
    SLAT Prime Obligation

24                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       25

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   20.28%
     1998   13.65%
     1999   28.38%
     2000  -12.46%
     2001  -14.67%
     2002  -21.14%

BEST QUARTER: 20.91% (12/31/98)

WORST QUARTER: -18.52% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was 10.25%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.

                                                                  SINCE
DIVERSIFIED GLOBAL STOCK FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------------
Fund Return Before Taxes                   -21.14%  -2.99%        0.56%
-----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                          -21.29%  -4.27%       -0.62%
-----------------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                -12.98%  -2.42%        0.37%
-----------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                   -15.94%  -2.89%       -2.13%
-----------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses,
  or taxes)***                             -20.86%  -0.87%        3.89%
-----------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is December 9, 1996. Index returns shown from December 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australia, New Zealand and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

26                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                      0.10%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                      None
---------------------------------------------------------------------
Other Expenses                                                0.28%
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                        0.38%*
---------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Global Stock Fund -- Class A Shares     0.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.99%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Stock
  Fund -- Class A Shares        $   39  $   122  $   213  $    480
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       27

DIVERSIFIED U.S. STOCK FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation
SHARE PRICE VOLATILITY:               High
PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      common stocks and other equity
                                      securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------
Equity                                                                        80-100%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
Money Market                                                                    0-20%
    SLAT Prime Obligation

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

28                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   32.67%
     1998   20.24%
     1999   20.21%
     2000   -8.01%
     2001  -13.52%
     2002  -23.24%

BEST QUARTER: 22.43% (12/31/98)

WORST QUARTER: -17.87% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was 11.81%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 2002 to those of the Wilshire 5000 Index.

                                                                SINCE
DIVERSIFIED U.S. STOCK FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
---------------------------------------------------------------------
Fund Return Before Taxes                 -23.24%  -2.47%        4.14%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                        -23.39%  -3.76%        2.78%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                               -14.26%  -2.06%        3.20%
---------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses,
  or taxes)***                           -20.86%  -0.87%        4.90%
---------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is May 13, 1996. Index returns shown from May 31, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

SEI INVESTMENTS / PROSPECTUS                                       29

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS A SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                      0.10%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                      None
---------------------------------------------------------------------
Other Expenses                                                0.28%
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                        0.38%*
---------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified U.S. Stock Fund -- Class A Shares       0.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.87%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified U.S. Stock Fund --
  Class A Shares                $   39  $   122  $   213  $    480
------------------------------------------------------------------

30                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2003).

UNDERLYING SEI FUND:                                EXPENSE RATIO:
------------------------------------------------------------------
SIMT Large Cap Value Fund                                    0.85%
------------------------------------------------------------------
SIMT Large Cap Growth Fund                                   0.85%
------------------------------------------------------------------
SIMT Small Cap Value Fund                                    1.10%
------------------------------------------------------------------
SIMT Small Cap Growth Fund                                   1.10%
------------------------------------------------------------------
SIT International Equity Fund                                1.28%
------------------------------------------------------------------
SIT Emerging Markets Equity Fund                             1.95%
------------------------------------------------------------------
SIMT Core Fixed Income Fund                                  0.60%
------------------------------------------------------------------
SIMT High Yield Bond Fund                                    0.85%
------------------------------------------------------------------
SIT International Fixed Income Fund                          1.00%
------------------------------------------------------------------
SIT Emerging Markets Debt Fund                               1.35%
------------------------------------------------------------------
SLAT Prime Obligation Fund                                   0.44%
------------------------------------------------------------------

UNDERLYING U.S. EQUITY FUNDS

SIMT LARGE CAP VALUE FUND: The SIMT Large Cap Value Fund seeks long-term growth of capital and income by investing primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

SEI INVESTMENTS / PROSPECTUS                                       31

Aronson+Johnson+Oritz, LP, Franklin Portfolio Associates, LLC, LSV Asset Management and Sanford C. Bernstein & Co., LLC serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT LARGE CAP GROWTH FUND: The SIMT Large Cap Growth Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Goldman Sachs Asset Management, L.P., McKinley Capital
Management, Inc., Montag & Caldwell, Inc., Peregrine Capital Management and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT SMALL CAP VALUE FUND: The SIMT Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND: The SIMT Small Cap Growth Fund seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Business Trust, Lee Munder Investments, Ltd., Mazama Capital Management, Inc., McKinley Capital
Management, Inc., RS Investment Management, L.P. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS

SIT INTERNATIONAL EQUITY FUND: The SIT International Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of issuers located in at least three countries other than the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's

32                                       SEI INVESTMENTS / PROSPECTUS

portfolio under the general supervision of SIMC. Alliance Capital Management, L.P., Capital Guardian Trust Company, Fisher Investments, Inc., Morgan Stanley Investment Management Inc. and McKinley Capital Management, Inc. serve as Sub-Advisers to the SIT International Equity Fund.

SIT EMERGING MARKETS EQUITY FUND: The SIT Emerging Markets Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of foreign companies located in emerging market countries. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging markets issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Alliance Capital Management, L.P., The Boston Company Asset Management, LLC, Emerging Markets Management, L.L.C. and Lloyd George Investment Management (Bermuda) Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

UNDERLYING U.S. FIXED INCOME FUNDS

SIMT CORE FIXED INCOME FUND: The SIMT Core Fixed Income Fund seeks current income and preservation of capital by investing primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.9 years). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. BlackRock Advisors, Inc., Metropolitan West Asset Management Inc. and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT HIGH YIELD BOND FUND: The SIMT High Yield Bond Fund seeks total return by investing primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed 10 years. There is no limit on the maturity or on the credit quality of any security. Nicholas Applegate Capital Management, Nomura Corporate Research and Asset Management Inc. and Shenkman Capital
Management, Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

SEI INVESTMENTS / PROSPECTUS                                       33

UNDERLYING INTERNATIONAL FIXED INCOME FUNDS

SIT INTERNATIONAL FIXED INCOME FUND: The SIT International Fixed Income Fund seeks capital appreciation and current income by investing primarily in foreign government and corporate fixed income securities, as well as foreign mortgage-backed securities of issuers located in at least three countries other than the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Fischer Francis Trees & Watts, Inc. and its subsidiaries, Fischer Francis
Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha serve as Sub-Advisers to the SIT International Fixed Income Fund.

SIT EMERGING MARKETS DEBT FUND: The SIT Emerging Markets Debt Fund seeks total return by investing primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging markets issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited and Salomon Brothers Asset Management Inc serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

UNDERLYING MONEY MARKET FUND

SLAT PRIME OBLIGATION FUND: The SLAT Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income by investing exclusively in high quality short-term money market instruments, including commercial paper, certificates of deposit, short-term obligations issued by U.S. corporations and state and local governments, U.S. Treasury Obligations and repurchase agreements. The Fund may only purchase securities with a remaining maturity of 365 days or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Banc of America Capital Management, LLC serves as Sub-Adviser to the SLAT Prime Obligation Fund.

Additional Risks of Investing in the Underlying SEI Funds

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region

34                                       SEI INVESTMENTS / PROSPECTUS

will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/ or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in securities rated below investment grade (junk bonds). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the

SEI INVESTMENTS / PROSPECTUS                                       35

average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Underlying SEI Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of June 30, 2003, SIMC had approximately $46.4 billion in assets under management. As of the fiscal year ended March 31, 2003, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the annual rate of 0.10% for each Fund.

IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO THE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THE UNDERLYING SEI FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THESE UNDERLYING SEI FUNDS SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES OF THE UNDERLYING SEI FUNDS.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decision recommendations to the team.

36                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Funds. Class A Shares are offered to tax-advantaged and other retirement accounts. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.
--------------------------------------------------------------------------------

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized intermediary) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

SEI INVESTMENTS / PROSPECTUS                                       37

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Underlying SEI Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Underlying SEI Funds do not calculate NAV. As a result, the market value of these Underlying SEI Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $150,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

38                                       SEI INVESTMENTS / PROSPECTUS

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' SAI.
--------------------------------------------------------------------------------

How to Exchange Your Shares

You may exchange your shares of a Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

SEI INVESTMENTS / PROSPECTUS                                       39

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gain) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

40                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

                                                                      Net
                                                                    Realized
                                                                      and
                                            Net Asset              Unrealized                 Distributions     Net
                                              Value                  Gains     Distributions      from         Asset
                                            Beginning     Net       (Losses)     from Net       Realized       Value
                                               of      Investment      on       Investment       Capital      End of     Total
                                             Period      Income    Securities     Income          Gains       Period    Return+
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------------------------
 2003                                        $10.75      $0.29       $(0.41)      $(0.31)        $(0.04)      $10.28     (1.16)%
-------------------------------------------------------------------------------------------------------------------------------
 2002                                         10.96       0.36        (0.03)       (0.40)         (0.14)       10.75      3.13
-------------------------------------------------------------------------------------------------------------------------------
 2001                                         11.74       0.52        (0.41)       (0.54)         (0.35)       10.96      0.92
-------------------------------------------------------------------------------------------------------------------------------
 2000*                                        11.60       0.49         0.34        (0.54)         (0.15)       11.74      7.53
-------------------------------------------------------------------------------------------------------------------------------
 1999*                                        11.76       0.56         0.26        (0.45)         (0.53)       11.60      7.22
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------------------------
 2003                                        $ 9.71      $0.22       $(0.58)      $(0.22)        $(0.03)      $ 9.10     (3.65)%
-------------------------------------------------------------------------------------------------------------------------------
 2002                                         10.16       0.24        (0.13)       (0.26)         (0.30)        9.71      1.11
-------------------------------------------------------------------------------------------------------------------------------
 2001                                         11.75       0.33        (1.10)       (0.34)         (0.48)       10.16     (6.95)
-------------------------------------------------------------------------------------------------------------------------------
 2000*                                        11.42       0.34         0.76        (0.53)         (0.24)       11.75     10.05
-------------------------------------------------------------------------------------------------------------------------------
 1999*                                        11.31       0.50         0.48        (0.29)         (0.58)       11.42      8.92
-------------------------------------------------------------------------------------------------------------------------------

                                                                                             Ratio of
                                                                                 Ratio of      Net
                                                                                 Expenses   Investment
                                                                                to Average  Income to
                                                                                   Net       Average
                                                          Ratio of   Ratio of     Assets    Net Assets
                                                          Expenses     Net      (Excluding  (Excluding
                                             Net Assets      to     Investment   Waivers     Waivers
                                               End of     Average   Income to      and         and      Portfolio
                                               Period       Net      Average    Reimburse-  Reimburse-  Turnover
                                            ($Thousands)  Assets**  Net Assets   ment)**      ment)       Rate
------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------------
CLASS A
------------------------------------------
 2003                                          $50,717       0.12%      2.79%      0.36%       2.55%         24%
------------------------------------------
 2002                                           47,222       0.12       3.43       0.38        3.17          40
------------------------------------------
 2001                                           35,729       0.12       4.68       0.40        4.40          26
------------------------------------------
 2000*                                          30,969       0.12       4.27       0.41        3.98          32
------------------------------------------
 1999*                                          21,973       0.12       4.02       0.45        3.69          63
------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
------------------------------------------
CLASS A
------------------------------------------
 2003                                          $55,939       0.12%      2.41%      0.37%       2.16%         40%
------------------------------------------
 2002                                           47,630       0.12       2.43       0.35        2.20          31
------------------------------------------
 2001                                           45,372       0.12       2.97       0.41        2.68          21
------------------------------------------
 2000*                                          45,363       0.12       2.96       0.45        2.63          27
------------------------------------------
 1999*                                          40,304       0.12       3.42       0.45        3.09          30
------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       41

                                                                      Net
                                                                    Realized
                                                                      and
                                            Net Asset              Unrealized                 Distributions     Net
                                              Value                  Gains     Distributions      from         Asset
                                            Beginning     Net       (Losses)     from Net       Realized       Value
                                               of      Investment      on       Investment       Capital      End of     Total
                                             Period      Income    Securities     Income          Gains       Period    Return+
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------------------------
 2003                                        $10.39      $0.20       $(1.42)      $(0.21)        $(0.02)      $ 8.94    (11.83)%
-------------------------------------------------------------------------------------------------------------------------------
 2002                                         10.57       0.23        (0.02)       (0.24)         (0.15)       10.39      2.06
-------------------------------------------------------------------------------------------------------------------------------
 2001                                         13.61       0.32        (2.30)       (0.32)         (0.74)       10.57    (15.19)
-------------------------------------------------------------------------------------------------------------------------------
 2000*                                        12.14       0.31         1.81        (0.45)         (0.20)       13.61     18.04
-------------------------------------------------------------------------------------------------------------------------------
 1999*                                        12.49       0.40         0.12        (0.25)         (0.62)       12.14      4.63
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------------------------
 2003                                        $11.21      $0.18       $(1.50)      $(0.18)        $(0.03)      $ 9.68    (11.86)%
-------------------------------------------------------------------------------------------------------------------------------
 2002                                         11.75       0.20        (0.15)       (0.22)         (0.37)       11.21      0.43
-------------------------------------------------------------------------------------------------------------------------------
 2001                                         14.47       0.28        (2.23)       (0.29)         (0.48)       11.75    (13.95)
-------------------------------------------------------------------------------------------------------------------------------
 2000*                                        13.18       0.28         1.64        (0.35)         (0.28)       14.47     14.99
-------------------------------------------------------------------------------------------------------------------------------
 1999*                                        13.22       0.32         0.79        (0.23)         (0.92)       13.18      8.87
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------------------------
 2003                                        $11.05      $0.12       $(2.24)      $(0.13)        $(0.01)      $ 8.79    (19.30)%
-------------------------------------------------------------------------------------------------------------------------------
 2002                                         11.49       0.15        (0.02)       (0.16)         (0.41)       11.05      1.17
-------------------------------------------------------------------------------------------------------------------------------
 2001                                         15.42       0.22        (3.43)       (0.22)         (0.50)       11.49    (21.41)
-------------------------------------------------------------------------------------------------------------------------------
 2000*                                        13.22       0.20         2.84        (0.33)         (0.51)       15.42     23.66
-------------------------------------------------------------------------------------------------------------------------------
 1999*                                        13.64       0.29         0.27        (0.14)         (0.84)       13.22      4.63
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------------------------
 2003                                        $10.20      $0.04       $(2.70)      $(0.04)++      $   --       $ 7.50    (26.11)%
-------------------------------------------------------------------------------------------------------------------------------
 2002                                         10.58       0.04        (0.04)       (0.03)         (0.35)       10.20      0.05
-------------------------------------------------------------------------------------------------------------------------------
 2001                                         16.00       0.06        (4.23)       (0.06)         (1.19)       10.58    (27.19)
-------------------------------------------------------------------------------------------------------------------------------
 2000*                                        12.80       0.05         3.60        (0.13)         (0.32)       16.00     28.98
-------------------------------------------------------------------------------------------------------------------------------
 1999*                                        13.28       0.12         0.36        (0.03)         (0.93)       12.80      4.22
-------------------------------------------------------------------------------------------------------------------------------

                                                                                             Ratio of
                                                                                 Ratio of      Net
                                                                                 Expenses   Investment
                                                                                to Average  Income to
                                                                                   Net       Average
                                                          Ratio of   Ratio of     Assets    Net Assets
                                                          Expenses     Net      (Excluding  (Excluding
                                             Net Assets      to     Investment   Waivers     Waivers
                                               End of     Average   Income to      and         and      Portfolio
                                               Period       Net      Average    Reimburse-  Reimburse-  Turnover
                                            ($Thousands)  Assets**  Net Assets   ment)**      ment)       Rate
------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
------------------------------------------
CLASS A
------------------------------------------
 2003                                         $125,946       0.12%      2.17%      0.37%       1.92%        123%
------------------------------------------
 2002                                          142,483       0.12       2.35       0.37        2.10          29
------------------------------------------
 2001                                           94,040       0.12       2.61       0.36        2.37          41
------------------------------------------
 2000*                                          58,455       0.12       2.47       0.44        2.15          54
------------------------------------------
 1999*                                          24,010       0.12       2.76       0.49        2.39          34
------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
------------------------------------------
CLASS A
------------------------------------------
 2003                                         $157,985       0.12%      1.79%      0.38%       1.53%         30%
------------------------------------------
 2002                                          165,522       0.12       1.78       0.38        1.52          22
------------------------------------------
 2001                                          226,820       0.12       2.15       0.38        1.89          19
------------------------------------------
 2000*                                         191,484       0.12       2.08       0.38        1.82          16
------------------------------------------
 1999*                                         131,531       0.12       2.41       0.50        2.03          22
------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------------------
CLASS A
------------------------------------------
 2003                                         $122,522       0.12%      1.31%      0.38%       1.05%         68%
------------------------------------------
 2002                                          148,169       0.12       1.32       0.36        1.08          31
------------------------------------------
 2001                                          145,719       0.12       1.53       0.38        1.27          14
------------------------------------------
 2000*                                         125,893       0.12       1.40       0.45        1.07          17
------------------------------------------
 1999*                                          78,798       0.12       1.66       0.50        1.28          18
------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
------------------------------------------
CLASS A
------------------------------------------
 2003                                         $ 87,359       0.12%      0.48%      0.38%       0.22%        149%
------------------------------------------
 2002                                          115,692       0.12       0.36       0.39        0.09          36
------------------------------------------
 2001                                          104,455       0.12       0.46       0.36        0.22          46
------------------------------------------
 2000*                                          85,672       0.12       0.35       0.37        0.10          13
------------------------------------------
 1999*                                          37,987       0.12       0.58       0.50        0.20          30
------------------------------------------

42                                       SEI INVESTMENTS / PROSPECTUS

                                                                      Net
                                                                    Realized
                                                                      and
                                            Net Asset              Unrealized                 Distributions     Net
                                              Value                  Gains     Distributions      from         Asset
                                            Beginning     Net       (Losses)     from Net       Realized       Value
                                               of      Investment      on       Investment       Capital      End of     Total
                                             Period      Income    Securities     Income          Gains       Period    Return+
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------------------------
 2003                                        $12.84      $0.06       $(3.36)      $(0.06)+++     $   --       $ 9.48    (25.78)%
-------------------------------------------------------------------------------------------------------------------------------
 2002                                         13.23       0.07         0.09        (0.04)         (0.51)       12.84      1.16
-------------------------------------------------------------------------------------------------------------------------------
 2001                                         18.58       0.09        (4.55)       (0.08)         (0.81)       13.23    (24.74)
-------------------------------------------------------------------------------------------------------------------------------
 2000*                                        15.70       0.07         3.35        (0.12)         (0.42)       18.58     22.15
-------------------------------------------------------------------------------------------------------------------------------
 1999*                                        16.03       0.09         1.25        (0.03)         (1.64)       15.70      9.33
-------------------------------------------------------------------------------------------------------------------------------

                                                                                             Ratio of
                                                                                 Ratio of      Net
                                                                                 Expenses   Investment
                                                                                to Average  Income to
                                                                                   Net       Average
                                                          Ratio of   Ratio of     Assets    Net Assets
                                                          Expenses     Net      (Excluding  (Excluding
                                             Net Assets      to     Investment   Waivers     Waivers
                                               End of     Average   Income to      and         and      Portfolio
                                               Period       Net      Average    Reimburse-  Reimburse-  Turnover
                                            ($Thousands)  Assets**  Net Assets   ment)**      ment)       Rate
------------------------------------------
DIVERSIFIED U.S. STOCK FUND
------------------------------------------
CLASS A
------------------------------------------
 2003                                         $ 77,148       0.12%      0.57%      0.38%       0.31%         14%
------------------------------------------
 2002                                          110,391       0.12       0.45       0.35        0.22          35
------------------------------------------
 2001                                          104,377       0.12       0.53       0.39        0.26          19
------------------------------------------
 2000*                                         105,229       0.12       0.43       0.41        0.14          12
------------------------------------------
 1999*                                          60,766       0.12       0.48       0.49        0.11          30
------------------------------------------

* Per share calculations were performed using average shares.

** The expense ratio does not include indirect expenses of the Underlying Funds.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Includes a return of capital of $(0.003).

+++ Includes a return of capital of $(0.007).

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2003, includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

SEI-F-116 (7/03)

ASSET
ALLOCATION FUNDS

  Diversified Conservative Income Fund

  Diversified Conservative Fund

  Diversified Global Moderate Growth Fund

  Diversified Moderate Growth Fund

  Diversified Global Growth Fund

  Diversified Global Stock Fund

  Diversified U.S. Stock Fund

  Class D

  Prospectus as of
  July 31, 2003

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI ASSET ALLOCATION TRUST
------------------------------------------------------------------------------

About This Prospectus

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class D Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

Diversified Conservative Income Fund                         3
--------------------------------------------------------------
Diversified Conservative Fund                                7
--------------------------------------------------------------
Diversified Global Moderate Growth Fund                     11
--------------------------------------------------------------
Diversified Moderate Growth Fund                            15
--------------------------------------------------------------
Diversified Global Growth Fund                              19
--------------------------------------------------------------
Diversified Global Stock Fund                               23
--------------------------------------------------------------
Diversified U.S. Stock Fund                                 27
--------------------------------------------------------------
More Information About Fund Investments                     30
--------------------------------------------------------------
Information About the Underlying SEI Funds                  30
--------------------------------------------------------------
Investment Adviser                                          35
--------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares              36
--------------------------------------------------------------
Dividends, Distributions and Taxes                          39
--------------------------------------------------------------
Financial Highlights                                        40
--------------------------------------------------------------
How to Obtain More Information About SEI Asset
  Allocation Trust                                  Back Cover
--------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), which are managed by SIMC. The degree to which an investor's Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

2                                       SEI INVESTMENTS / PROSPECTUS

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages the Fund's assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), and SEI Liquid Asset Trust (SLAT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

SEI INVESTMENTS / PROSPECTUS                                       3

DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Current income and capital appreciation

SHARE PRICE VOLATILITY:               Low to medium

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in
                                      investment grade U.S. fixed income
                                      securities and, to a lesser extent, in
                                      U.S. common stocks

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Conservative Income Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                           10-50%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value

Fixed Income                                                     50-65%
    SIMT Core Fixed Income

Money Market                                                      0-30%
    SLAT Prime Obligation

4                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       5

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997  12.76%
     1998  10.35%
     1999   3.76%
     2000   4.94%
     2001   0.27%
     2002  -2.26%

BEST QUARTER: 6.20% (06/30/97)

WORST QUARTER: -2.94% (09/30/02)

* The Fund's Class D total return from January 1, 2003 to June 30, 2003 was
5.06%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index.

                                                                        SINCE
DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS D   1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------------------
Fund Return Before Taxes                          -2.26%   3.32%        5.40%
-----------------------------------------------------------------------------
Fund Return After Taxes on Distributions**        -3.12%   1.40%        3.50%
-----------------------------------------------------------------------------
Fund Return After Taxes on Distributions and
  Sale of Fund Shares**                           -1.39%   1.83%        3.52%
-----------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no
  deduction for fees, expenses, or taxes)***      10.27%   7.54%        8.06%
-----------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is June 21, 1996. Index returns shown from June 30, 1996.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

6                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS D SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                        0.10%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.75%
----------------------------------------------------------------------
Other Expenses                                                  0.51%
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                          1.36%*
----------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Conservative Income Fund -- Class D
  Shares                                            1.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.64%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Conservative
  Income Fund -- Class D
  Shares                        $  138  $   431  $   745  $  1,635
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       7

DIVERSIFIED CONSERVATIVE FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Current income and capital appreciation

SHARE PRICE VOLATILITY:               Medium

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in
                                      investment grade U.S. and foreign fixed
                                      income securities and, to a lesser
                                      extent, in common stocks

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Conservative Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                                         15-50%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity

Fixed Income                                                                   50-80%
    SIMT Core Fixed Income
    SIT International Fixed Income

Money Market                                                                    0-30%
    SLAT Prime Obligation

8                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       9

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997  12.67%
     1998  14.58%
     1999   6.32%
     2000  -0.31%
     2001  -4.76%
     2002  -4.24%

BEST QUARTER: 9.50% (12/31/98)

WORST QUARTER: -5.85% (09/30/02)

* The Fund's Class D total return from January 1, 2003 to June 30, 2003 was
6.56%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                                  SINCE
DIVERSIFIED CONSERVATIVE FUND -- CLASS D    1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------------
Fund Return Before Taxes                    -4.24%   2.06%        4.49%
-----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                           -4.87%   0.41%        2.92%
-----------------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                 -2.60%   1.09%        3.06%
-----------------------------------------------------------------------
Lehman Aggregate Bond Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                    10.27%   7.54%        8.12%
-----------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                                -20.86%  -0.87%        6.08%
-----------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is July 1, 1996. Index returns shown from July 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

10                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS D SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                        0.10%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.75%
----------------------------------------------------------------------
Other Expenses                                                  0.52%
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                          1.37%*
----------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Conservative Fund -- Class D Shares     1.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.74%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Conservative Fund
  -- Class D Shares             $  139  $   434  $   750  $  1,646
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation and
                                      current income

SHARE PRICE VOLATILITY:               Medium

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      and foreign common stocks and investment
                                      grade fixed income securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                           30-75%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

Fixed Income                                                     25-70%
    SIMT Core Fixed Income
    SIMT High Yield Bond
    SIT International Fixed Income
    SIT Emerging Markets Debt

Money Market
    SLAT Prime Obligation                                         0-30%

12                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       13

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   14.90%
     1998   10.10%
     1999   15.72%
     2000   -5.96%
     2001   -7.91%
     2002  -10.20%

BEST QUARTER: 13.16% (12/31/98)

WORST QUARTER: -10.70% (09/30/02)

* The Fund's Class D total return from January 1, 2003 to June 30, 2003 was
8.60%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                                            SINCE
DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS D    1 YEAR  5 YEARS  INCEPTION*
---------------------------------------------------------------------------------
Fund Return Before Taxes                             -10.20%  -0.18%        2.43%
---------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**           -10.65%  -1.64%        1.11%
---------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale
  of Fund Shares**                                    -6.26%  -0.59%        1.53%
---------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no
  deduction for fees, expenses, or taxes)***          10.27%   7.54%        7.90%
---------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction
  for fees, expenses, or taxes)***                   -20.86%  -0.87%        3.89%
---------------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is December 5, 1996. Index returns shown from December 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

14                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                   CLASS D SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                       0.10%
---------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.75%
---------------------------------------------------------------------
Other Expenses                                                 0.52%
---------------------------------------------------------------------
  Total Annual Fund Operating Expenses                         1.37%*
---------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Global Moderate Growth Fund -- Class D
  Shares                                            1.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.86%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Moderate
  Growth Fund -- Class D
  Shares                        $  139  $   434  $   750  $  1,646
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       15

DIVERSIFIED MODERATE GROWTH FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation and
                                      current income

SHARE PRICE VOLATILITY:               Medium

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      and foreign common stocks and investment
                                      grade fixed income securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities. The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                                         30-70%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity

Fixed Income                                                                   30-60%
    SIMT Core Fixed Income
    SIT International Fixed Income

Money Market                                                                    0-30%
    SLAT Prime Obligation

16                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       17

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   16.63%
     1998   15.91%
     1999   11.62%
     2000   -3.97%
     2001   -8.93%
     2002  -10.82%

BEST QUARTER: 13.11% (12/31/98)

WORST QUARTER: -10.38% (09/30/02)

* The Fund's Class D total return from January 1, 2003 to June 30, 2003 was
7.72%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                                     SINCE
DIVERSIFIED MODERATE GROWTH FUND -- CLASS D    1 YEAR  5 YEARS  INCEPTION*
--------------------------------------------------------------------------
Fund Return Before Taxes                      -10.82%   0.18%        3.58%
--------------------------------------------------------------------------
Fund Return After Taxes on Distributions**    -11.16%  -1.13%        2.31%
--------------------------------------------------------------------------
Fund Return After Taxes on Distributions and
  Sale of Fund Shares**                        -6.64%  -0.20%        2.53%
--------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects
  no deduction for fees, expenses, or
  taxes)***                                    10.27%   7.54%        8.17%
--------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses, or taxes)***  -20.86%  -0.87%        4.90%
--------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is May 30, 1996. Index returns shown from May 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

18                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS D SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                        0.10%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.75%
----------------------------------------------------------------------
Other Expenses                                                  0.53%
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                          1.38%*
----------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Moderate Growth Fund -- Class D Shares  1.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.81%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Moderate Growth
  Fund -- Class D Shares        $  140  $   437  $   755  $  1,657
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       19

DIVERSIFIED GLOBAL GROWTH FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation

SHARE PRICE VOLATILITY:               Medium to high

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      and foreign common stocks and fixed
                                      income securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Global Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                                         45-95%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

Fixed Income                                                                    5-50%
    SIMT Core Fixed Income
    SIMT High Yield Bond
    SIT International Fixed Income
    SIT Emerging Markets Debt

Money Market                                                                    0-30%
    SLAT Prime Obligation

20                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       21

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   17.19%
     1998   11.58%
     1999   21.50%
     2000   -9.73%
     2001  -11.72%
     2002  -16.40%

BEST QUARTER: 16.85% (12/31/98)

WORST QUARTER: -14.75% (09/30/02)

* The Fund's Class D total return from January 1, 2003 to June 30, 2003 was
9.37%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index, Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.

                                                                   SINCE
DIVERSIFIED GLOBAL GROWTH FUND -- CLASS D    1 YEAR  5 YEARS  INCEPTION*
------------------------------------------------------------------------
Fund Return Before Taxes                    -16.40%  -2.02%        1.85%
------------------------------------------------------------------------
Fund Return After Taxes on Distributions**  -16.52%  -3.17%        0.78%
------------------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                 -10.07%  -1.78%        1.30%
------------------------------------------------------------------------
Lehman Aggregate Bond Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                     10.27%   7.54%        8.17%
------------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                    -15.94%  -2.89%       -1.64%
------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                                 -20.86%  -0.87%        4.90%
------------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is May 30, 1996. Index returns shown from May 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australia, New Zealand and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

22                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS D SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                        0.10%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.75%
----------------------------------------------------------------------
Other Expenses                                                  0.53%
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                          1.38%*
----------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Global Growth Fund -- Class D Shares    1.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.93%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Growth Fund
  -- Class D Shares             $  140  $   437  $   755  $  1,657
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       23

DIVERSIFIED GLOBAL STOCK FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation

SHARE PRICE VOLATILITY:               High

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      and foreign common stocks and other
                                      equity securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                                        80-100%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

Money Market                                                                    0-20%
    SLAT Prime Obligation

24                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       25

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   19.06%
     1998   12.61%
     1999   27.06%
     2000  -13.37%
     2001  -15.53%
     2002  -22.02%

BEST QUARTER: 20.65% (12/31/98)

WORST QUARTER: -18.77% (09/30/02)

* The Fund's Class D total return from January 1, 2003 to June 30, 2003 was
9.76%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2002 to those of the Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.

                                                                  SINCE
DIVERSIFIED GLOBAL STOCK FUND -- CLASS D    1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------------
Fund Return Before Taxes                   -22.02%  -3.97%       -0.46%
-----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                          -22.02%  -5.10%       -1.50%
-----------------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                -13.52%  -3.09%       -0.37%
-----------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                   -15.94%  -2.89%       -2.13%
-----------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                                -20.86%  -0.87%        3.89%
-----------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is December 5, 1996. Index returns shown from December 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australia, New Zealand and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

26                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS D SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                        0.10%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.75%
----------------------------------------------------------------------
Other Expenses                                                  0.53%
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                          1.38%*
----------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Global Stock Fund -- Class D Shares     1.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.99%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Stock Fund
  -- Class D Shares             $  140  $   437  $   755  $  1,657
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       27

DIVERSIFIED U.S. STOCK FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation
SHARE PRICE VOLATILITY:               High
PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      common stocks and other equity
                                      securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------
Equity                                                                        80-100%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
Money Market                                                                    0-20%
    SLAT Prime Obligation

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

28                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   31.39%
     1998   19.01%
     1999   19.04%
     2000   -8.88%
     2001  -14.53%
     2002  -23.99%

BEST QUARTER: 22.05% (12/31/98)

WORST QUARTER: -18.00% (09/30/02)

* The Fund's Class D total return from January 1, 2003 to June 30, 2003 was 11.19%.

This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 2002 to those of the Wilshire 5000 Index.

                                                                SINCE
DIVERSIFIED U.S. STOCK FUND -- CLASS D    1 YEAR  5 YEARS  INCEPTION*
---------------------------------------------------------------------
Fund Return Before Taxes                 -23.99%  -3.46%        3.01%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                        -23.99%  -4.59%        1.78%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                               -14.73%  -2.74%        2.36%
---------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                              -20.86%  -0.87%        6.08%
---------------------------------------------------------------------

* The inception date of the Fund's Class D Shares is July 1, 1996. Index returns shown from July 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

SEI INVESTMENTS / PROSPECTUS                                       29

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                    CLASS D SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                        0.10%
----------------------------------------------------------------------
Distribution (12b-1) Fees                                       0.75%
----------------------------------------------------------------------
Other Expenses                                                  0.53%
----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                          1.38%*
----------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified U.S. Stock Fund -- Class D Shares       1.12%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.87%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified U.S. Stock Fund --
  Class D Shares                $  140  $   437  $   755  $  1,657
------------------------------------------------------------------

30                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2003).

UNDERLYING SEI FUND:                                EXPENSE RATIO:
------------------------------------------------------------------
SIMT Large Cap Value Fund                                    0.85%
------------------------------------------------------------------
SIMT Large Cap Growth Fund                                   0.85%
------------------------------------------------------------------
SIMT Small Cap Value Fund                                    1.10%
------------------------------------------------------------------
SIMT Small Cap Growth Fund                                   1.10%
------------------------------------------------------------------
SIT International Equity Fund                                1.28%
------------------------------------------------------------------
SIT Emerging Markets Equity Fund                             1.95%
------------------------------------------------------------------
SIMT Core Fixed Income Fund                                  0.60%
------------------------------------------------------------------
SIMT High Yield Bond Fund                                    0.85%
------------------------------------------------------------------
SIT International Fixed Income Fund                          1.00%
------------------------------------------------------------------
SIT Emerging Markets Debt Fund                               1.35%
------------------------------------------------------------------
SLAT Prime Obligation Fund                                   0.44%
------------------------------------------------------------------

UNDERLYING U.S. EQUITY FUNDS

SIMT LARGE CAP VALUE FUND: The SIMT Large Cap Value Fund seeks long-term growth of capital and income by investing primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

SEI INVESTMENTS / PROSPECTUS                                       31

Aronson+Johnson+Oritz, LP, Franklin Portfolio Associates, LLC, LSV Asset Management and Sanford C. Bernstein & Co., LLC serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT LARGE CAP GROWTH FUND: The SIMT Large Cap Growth Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Goldman Sachs Asset Management, L.P., McKinley Capital
Management, Inc., Montag & Caldwell, Inc., Peregrine Capital Management and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT SMALL CAP VALUE FUND: The SIMT Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND: The SIMT Small Cap Growth Fund seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Business Trust, Lee Munder Investments, Ltd., Mazama Capital Management, Inc., McKinley Capital
Management, Inc., RS Investment Management, L.P. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS

SIT INTERNATIONAL EQUITY FUND: The SIT International Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of issuers located in at least three countries other than the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's

32                                       SEI INVESTMENTS / PROSPECTUS

portfolio under the general supervision of SIMC. Alliance Capital Management, L.P., Capital Guardian Trust Company, Fisher Investments, Inc., Morgan Stanley Investment Management Inc. and McKinley Capital Management, Inc. serve as Sub-Advisers to the SIT International Equity Fund.

SIT EMERGING MARKETS EQUITY FUND: The SIT Emerging Markets Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of foreign companies located in emerging market countries. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging markets issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Alliance Capital Management, L.P., The Boston Company Asset Management, LLC, Emerging Markets Management, L.L.C. and Lloyd George Investment Management (Bermuda) Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

UNDERLYING U.S. FIXED INCOME FUNDS

SIMT CORE FIXED INCOME FUND: The SIMT Core Fixed Income Fund seeks current income and preservation of capital by investing primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.9 years). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. BlackRock Advisors, Inc., Metropolitan West Asset Management Inc. and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT HIGH YIELD BOND FUND: The SIMT High Yield Bond Fund seeks total return by investing primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed 10 years. There is no limit on the maturity or on the credit quality of any security. Nicholas Applegate Capital Management, Nomura Corporate Research and Asset Management Inc. and Shenkman Capital
Management, Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

SEI INVESTMENTS / PROSPECTUS                                       33

UNDERLYING INTERNATIONAL FIXED INCOME FUNDS

SIT INTERNATIONAL FIXED INCOME FUND: The SIT International Fixed Income Fund seeks capital appreciation and current income by investing primarily in foreign government and corporate fixed income securities, as well as foreign mortgage-backed securities of issuers located in at least three countries other than the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Fischer Francis Trees & Watts, Inc. and its subsidiaries, Fischer Francis
Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha serve as Sub-Advisers to the SIT International Fixed Income Fund.

SIT EMERGING MARKETS DEBT FUND: The SIT Emerging Markets Debt Fund seeks total return by investing primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging markets issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited and Salomon Brothers Asset Management Inc serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

UNDERLYING MONEY MARKET FUND

SLAT PRIME OBLIGATION FUND: The SLAT Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income by investing exclusively in high quality short-term money market instruments, including commercial paper, certificates of deposit, short-term obligations issued by U.S. corporations and state and local governments, U.S. Treasury Obligations and repurchase agreements. The Fund may only purchase securities with a remaining maturity of 365 days or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Banc of America Capital Management, LLC serves as Sub-Adviser to the SLAT Prime Obligation Fund.

Additional Risks of Investing in the Underlying SEI Funds

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region

34                                       SEI INVESTMENTS / PROSPECTUS

will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/ or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in securities rated below investment grade (junk bonds). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the

SEI INVESTMENTS / PROSPECTUS                                       35

average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Underlying SEI Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of June 30, 2003, SIMC had approximately $46.4 billion in assets under management. As of the fiscal year ended March 31, 2003, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the annual rate of 0.10% for each Fund.

IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO THE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THESE UNDERLYING SEI FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE UNDERLYING SEI FUNDS SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES OF THE UNDERLYING SEI FUNDS.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decision recommendations to the team.

36                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class D Shares of the Funds. Class D Shares are offered to tax-advantaged and other retirement accounts through banks, broker-dealers and other financial institutions and intermediaries that have entered into arrangements with the Distributor to sell Class D Shares to their customers. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.
--------------------------------------------------------------------------------

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class D Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized intermediary) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

SEI INVESTMENTS / PROSPECTUS                                       37

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Underlying SEI Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Underlying SEI Funds do not calculate NAV. As a result, the market value of these Underlying SEI Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class D Shares for the first time, you must invest at least $150,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

How to Sell Your Fund Shares

If you hold Class D Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

38                                       SEI INVESTMENTS / PROSPECTUS

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' SAI.
--------------------------------------------------------------------------------

How to Exchange Your Shares

You may exchange your shares of a Fund for Class D Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds have adopted a distribution plan that allows the Funds to pay SIDCo. distribution fees for the sale and distribution of their Class D Shares. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.75% of the average daily net assets of each Fund, and the shareholder servicing fee may be up to 0.25% of average daily net assets of each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

SEI INVESTMENTS / PROSPECTUS                                       39

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gain) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

40                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class D Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

                                                                      Net
                                                                    Realized
                                                                      and
                                                                   Unrealized                 Distributions   Net
                                            Net Asset                Gains     Distributions      from       Asset
                                              Value       Net       (Losses)     from Net       Realized     Value
                                            Beginning  Investment      on       Investment       Capital     End of   Total
                                            of Period    Income    Securities     Income          Gains      Period  Return+
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS D
----------------------------------------------------------------------------------------------------------------------------
 2003                                        $10.67      $0.18       $(0.41)      $(0.20)        $(0.04)     $10.20   (2.17)%
----------------------------------------------------------------------------------------------------------------------------
 2002                                         10.88       0.26        (0.04)       (0.29)         (0.14)      10.67    2.11
----------------------------------------------------------------------------------------------------------------------------
 2001                                         11.66       0.42        (0.42)       (0.43)         (0.35)      10.88   (0.05)
----------------------------------------------------------------------------------------------------------------------------
 2000*                                        11.53       0.37         0.35        (0.44)         (0.15)      11.66    6.47
----------------------------------------------------------------------------------------------------------------------------
 1999*                                        11.70       0.40         0.30        (0.34)         (0.53)      11.53    6.19
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS D
----------------------------------------------------------------------------------------------------------------------------
 2003                                        $ 9.66      $0.14       $(0.59)      $(0.12)        $(0.03)     $ 9.06   (4.61)%
----------------------------------------------------------------------------------------------------------------------------
 2002                                         10.11       0.15        (0.14)       (0.16)         (0.30)       9.66    0.06
----------------------------------------------------------------------------------------------------------------------------
 2001                                         11.70       0.21        (1.10)       (0.22)         (0.48)      10.11   (7.91)
----------------------------------------------------------------------------------------------------------------------------
 2000*                                        11.37       0.22         0.77        (0.42)         (0.24)      11.70    9.01
----------------------------------------------------------------------------------------------------------------------------
 1999*                                        11.27       0.38         0.48        (0.18)         (0.58)      11.37    7.84
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    Ratio of Net
                                                                                                     Investment
                                                          Ratio of   Ratio of                        Income to
                                                          Expenses     Net      Ratio of Expenses   Average Net
                                             Net Assets      to     Investment   to Average Net        Assets
                                               End of     Average   Income to   Assets (Excluding    (Excluding    Portfolio
                                               Period       Net      Average       Waivers and      Waivers and    Turnover
                                            ($Thousands)  Assets**  Net Assets  Reimbursement)**   Reimbursement)    Rate
------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------------
CLASS D
------------------------------------------
 2003                                          $12,847      1.12%       1.78%         1.36%              1.54%         24%
------------------------------------------
 2002                                           12,094      1.12        2.45          1.38               2.19          40
------------------------------------------
 2001                                           12,104      1.12        3.68          1.40               3.40          26
------------------------------------------
 2000*                                          10,918      1.12        3.27          1.41               2.98          32
------------------------------------------
 1999*                                           5,107      1.12        2.98          1.45               2.65          63
------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
------------------------------------------
CLASS D
------------------------------------------
 2003                                          $ 8,053      1.12%       1.39%         1.37%              1.14%         40%
------------------------------------------
 2002                                           11,182      1.12        1.45          1.35               1.22          31
------------------------------------------
 2001                                           17,386      1.12        1.97          1.41               1.68          21
------------------------------------------
 2000*                                          15,960      1.12        1.98          1.45               1.65          27
------------------------------------------
 1999*                                          12,405      1.12        2.41          1.46               2.07          30
------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       41

                                                                      Net
                                                                    Realized
                                                                      and
                                                                   Unrealized                 Distributions   Net
                                            Net Asset     Net        Gains     Distributions      from       Asset
                                              Value    Investment   (Losses)     from Net       Realized     Value
                                            Beginning    Income        on       Investment       Capital     End of   Total
                                            of Period    (Loss)    Securities     Income          Gains      Period  Return+
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS D
----------------------------------------------------------------------------------------------------------------------------
 2003                                        $10.27      $ 0.13      $(1.43)      $(0.10)        $(0.02)     $ 8.85  (12.69)%
----------------------------------------------------------------------------------------------------------------------------
 2002                                         10.44        0.16       (0.05)       (0.13)         (0.15)      10.27    1.06
----------------------------------------------------------------------------------------------------------------------------
 2001                                         13.47        0.19       (2.28)       (0.20)         (0.74)      10.44  (16.11)
----------------------------------------------------------------------------------------------------------------------------
 2000*                                        12.02        0.19        1.79        (0.33)         (0.20)      13.47   16.88
----------------------------------------------------------------------------------------------------------------------------
 1999*                                        12.38        0.30        0.10        (0.14)         (0.62)      12.02    3.54
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS D
----------------------------------------------------------------------------------------------------------------------------
 2003                                        $11.14      $ 0.09      $(1.49)      $(0.08)        $(0.03)     $ 9.63  (12.69)%
----------------------------------------------------------------------------------------------------------------------------
 2002                                         11.68        0.10       (0.17)       (0.10)         (0.37)      11.14   (0.64)
----------------------------------------------------------------------------------------------------------------------------
 2001                                         14.38        0.15       (2.21)       (0.16)         (0.48)      11.68  (14.75)
----------------------------------------------------------------------------------------------------------------------------
 2000*                                        13.10        0.15        1.64        (0.23)         (0.28)      14.38   14.00
----------------------------------------------------------------------------------------------------------------------------
 1999*                                        13.16        0.26        0.72        (0.12)         (0.92)      13.10    7.71
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS D
----------------------------------------------------------------------------------------------------------------------------
 2003                                        $10.97      $ 0.03      $(2.23)      $(0.03)        $(0.01)     $ 8.73  (20.10)%
----------------------------------------------------------------------------------------------------------------------------
 2002                                         11.41        0.03       (0.02)       (0.04)         (0.41)      10.97    0.09
----------------------------------------------------------------------------------------------------------------------------
 2001                                         15.31        0.08       (3.40)       (0.08)         (0.50)      11.41  (22.14)
----------------------------------------------------------------------------------------------------------------------------
 2000*                                        13.14        0.05        2.82        (0.19)         (0.51)      15.31   22.39
----------------------------------------------------------------------------------------------------------------------------
 1999*                                        13.59        0.14        0.28        (0.03)         (0.84)      13.14    3.50
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS D
----------------------------------------------------------------------------------------------------------------------------
 2003                                        $ 9.80      $   --      $(2.63)      $   --         $   --      $ 7.17  (26.84)%
----------------------------------------------------------------------------------------------------------------------------
 2002                                         10.25       (0.06)      (0.04)          --          (0.35)       9.80   (1.06)
----------------------------------------------------------------------------------------------------------------------------
 2001                                         15.64       (0.04)      (4.16)          --          (1.19)      10.25  (27.91)
----------------------------------------------------------------------------------------------------------------------------
 2000*                                        12.59       (0.09)       3.52        (0.06)         (0.32)      15.64   27.58
----------------------------------------------------------------------------------------------------------------------------
 1999*                                        13.16        0.03        0.33           --          (0.93)      12.59    3.23
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    Ratio of Net
                                                                     Ratio of                        Investment
                                                          Ratio of     Net                         Income/(Loss)
                                                          Expenses  Investment  Ratio of Expenses  to Average Net
                                             Net Assets      to       Income     to Average Net        Assets
                                               End of     Average   (Loss) to   Assets (Excluding    (Excluding    Portfolio
                                               Period       Net      Average       Waivers and      Waivers and    Turnover
                                            ($Thousands)  Assets**  Net Assets  Reimbursement)**   Reimbursement)    Rate
------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
------------------------------------------
CLASS D
------------------------------------------
 2003                                          $ 4,969      1.12%       1.16%         1.37%             0.91%         123%
------------------------------------------
 2002                                            6,975      1.12        1.35          1.37              1.10           29
------------------------------------------
 2001                                            9,213      1.12        1.64          1.36              1.40           41
------------------------------------------
 2000*                                           9,348      1.12        1.52          1.44              1.20           54
------------------------------------------
 1999*                                           7,142      1.12        1.79          1.49              1.42           34
------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
------------------------------------------
CLASS D
------------------------------------------
 2003                                          $21,649      1.12%       0.78%         1.38%             0.52%          30%
------------------------------------------
 2002                                           29,961      1.12        0.77          1.38              0.51           22
------------------------------------------
 2001                                           36,637      1.12        1.17          1.38              0.91           19
------------------------------------------
 2000*                                          39,513      1.12        1.10          1.38              0.84           16
------------------------------------------
 1999*                                          27,537      1.12        1.40          1.48              1.04           22
------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------------------
CLASS D
------------------------------------------
 2003                                          $16,932      1.12%       0.30%         1.38%             0.04%          68%
------------------------------------------
 2002                                           21,670      1.12        0.34          1.36              0.10           31
------------------------------------------
 2001                                           27,351      1.12        0.55          1.38              0.29           14
------------------------------------------
 2000*                                          32,910      1.12        0.39          1.45              0.06           17
------------------------------------------
 1999*                                          18,979      1.12        0.49          1.50              0.11           18
------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
------------------------------------------
CLASS D
------------------------------------------
 2003                                          $ 5,767      1.12%      (0.53)%        1.38%            (0.79)%        149%
------------------------------------------
 2002                                            7,985      1.12       (0.60)         1.39             (0.87)          36
------------------------------------------
 2001                                           11,119      1.12       (0.52)         1.36             (0.76)          46
------------------------------------------
 2000*                                          14,046      1.12       (0.64)         1.37             (0.89)          13
------------------------------------------
 1999*                                           6,264      1.12       (0.56)         1.50             (0.94)          30
------------------------------------------

42                                       SEI INVESTMENTS / PROSPECTUS

                                                                      Net
                                                                    Realized
                                                                      and
                                                                   Unrealized                 Distributions   Net
                                            Net Asset     Net        Gains     Distributions      from       Asset
                                              Value    Investment   (Losses)     from Net       Realized     Value
                                            Beginning    Income        on       Investment       Capital     End of   Total
                                            of Period    (Loss)    Securities     Income          Gains      Period  Return+
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS D
----------------------------------------------------------------------------------------------------------------------------
 2003                                        $12.30      $(0.07)     $(3.19)      $   --         $   --      $ 9.04  (26.50)%
----------------------------------------------------------------------------------------------------------------------------
 2002                                         12.80       (0.08)       0.09           --          (0.51)      12.30    0.03
----------------------------------------------------------------------------------------------------------------------------
 2001                                         18.09       (0.05)      (4.43)          --          (0.81)      12.80  (25.45)
----------------------------------------------------------------------------------------------------------------------------
 2000*                                        15.36       (0.09)       3.27        (0.03)         (0.42)      18.09   20.98
----------------------------------------------------------------------------------------------------------------------------
 1999*                                        15.83        0.03        1.14           --          (1.64)      15.36    8.18
----------------------------------------------------------------------------------------------------------------------------


                                                                                                    Ratio of Net
                                                          Ratio of   Ratio of                      Investment Loss
                                                          Expenses     Net      Ratio of Expenses  to Average Net
                                             Net Assets      to     Investment   to Average Net        Assets
                                               End of     Average    Loss to    Assets (Excluding    (Excluding     Portfolio
                                               Period       Net      Average       Waivers and       Waivers and    Turnover
                                            ($Thousands)  Assets**  Net Assets  Reimbursement)**   Reimbursement)     Rate
------------------------------------------
DIVERSIFIED U.S. STOCK FUND
------------------------------------------
CLASS D
------------------------------------------
 2003                                          $20,137      1.12%      (0.43)%        1.38%             (0.69)%         14%
------------------------------------------
 2002                                           30,684      1.12       (0.54)         1.35              (0.77)          35
------------------------------------------
 2001                                           35,737      1.12       (0.43)         1.39              (0.70)          19
------------------------------------------
 2000*                                          46,744      1.12       (0.56)         1.41              (0.85)          12
------------------------------------------
 1999*                                          24,267      1.12       (0.53)         1.50              (0.91)          30
------------------------------------------

* Per share calculations were performed using average shares.

** The expense ratio does not include indirect expenses of the Underlying Funds.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2003, includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-800-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

SEI-F-117 (7/03)

ASSET
ALLOCATION FUNDS

  Diversified Conservative Income Fund

  Diversified Conservative Fund

  Diversified Global Moderate Growth Fund

  Diversified Moderate Growth Fund

  Diversified Global Growth Fund

  Diversified Global Stock Fund

  Diversified U.S. Stock Fund

  Class I

  Prospectus as of
  July 31, 2003

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI ASSET ALLOCATION TRUST
------------------------------------------------------------------------------

About This Prospectus

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class I Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

Diversified Conservative Income Fund                         3
--------------------------------------------------------------
Diversified Conservative Fund                                7
--------------------------------------------------------------
Diversified Global Moderate Growth Fund                     11
--------------------------------------------------------------
Diversified Moderate Growth Fund                            15
--------------------------------------------------------------
Diversified Global Growth Fund                              19
--------------------------------------------------------------
Diversified Global Stock Fund                               23
--------------------------------------------------------------
Diversified U.S. Stock Fund                                 27
--------------------------------------------------------------
More Information About Fund Investments                     30
--------------------------------------------------------------
Information About the Underlying SEI Funds                  30
--------------------------------------------------------------
Investment Adviser                                          35
--------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares              36
--------------------------------------------------------------
Dividends, Distributions and Taxes                          39
--------------------------------------------------------------
Financial Highlights                                        40
--------------------------------------------------------------
How to Obtain More Information About SEI Asset
  Allocation Trust                                  Back Cover
--------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), which are managed by SIMC. The degree to which an investor's Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

2                                       SEI INVESTMENTS / PROSPECTUS

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages the Fund's assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), and SEI Liquid Asset Trust (SLAT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

SEI INVESTMENTS / PROSPECTUS                                       3

DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                                    Current income and capital appreciation

SHARE PRICE VOLATILITY:                             Low to medium

PRINCIPAL INVESTMENT STRATEGY:                      Investing in a combination of Underlying SEI Funds
                                                    that invest primarily in investment grade U.S.
                                                    fixed income securities and, to a lesser extent,
                                                    in U.S. common stocks

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Conservative Income Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                                         10-50%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value

Fixed Income                                                                   50-65%
    SIMT Core Fixed Income

Money Market                                                                    0-30%
    SLAT Prime Obligation

4                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       5

Performance Information

The Fund's Class I Shares commenced operations on June 28, 2002. Because the Fund's Class I Shares did not have a full calendar year of performance as of December 31, 2002, performance results have not been provided. Since Class I Shares are invested in the same portfolio of securities, performance for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997  13.85%
     1998  11.33%
     1999   4.88%
     2000   6.01%
     2001   1.29%
     2002  -1.25%

BEST QUARTER: 6.55% (06/30/97)

WORST QUARTER: -2.76% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was
5.59%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index.

                                                                        SINCE
DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS A   1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------------------
Fund Return Before Taxes                          -1.25%   4.36%        6.41%
-----------------------------------------------------------------------------
Fund Return After Taxes on Distributions**        -2.50%   2.03%        4.12%
-----------------------------------------------------------------------------
Fund Return After Taxes on Distributions and
  Sale of Fund Shares**                           -0.77%   2.45%        4.14%
-----------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no
  deduction for fees, expenses, or taxes)***      10.27%   7.54%        8.06%
-----------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 13, 1996. Index returns shown from June 30, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

6                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                   0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                   None
------------------------------------------------------------------
Other Expenses                                             0.51%
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                     0.61%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Conservative Income Fund -- Class I
  Shares                                            0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.64%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Conservative
  Income Fund -- Class I
  Shares                        $   62  $   195  $   340  $    762
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       7

DIVERSIFIED CONSERVATIVE FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                                    Current income and capital appreciation

SHARE PRICE VOLATILITY:                             Medium

PRINCIPAL INVESTMENT STRATEGY:                      Investing in a combination of Underlying SEI Funds
                                                    that invest primarily in investment grade U.S. and
                                                    foreign fixed income securities and, to a lesser
                                                    extent, in common stocks

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Conservative Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                                         15-50%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity

Fixed Income                                                                   50-80%
    SIMT Core Fixed Income
    SIT International Fixed Income

Money Market
    SLAT Prime Obligation                                                       0-30%

8                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       9

Performance Information

The Fund's Class I Shares commenced operations on June 28, 2002. Because the Fund's Class I Shares did not have a full calendar year of performance as of December 31, 2002, performance results have not been provided. Since Class I Shares are invested in the same portfolio of securities, performance for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997  13.67%
     1998  15.62%
     1999   7.43%
     2000   0.76%
     2001  -3.85%
     2002  -3.20%

BEST QUARTER: 9.74% (12/31/98)

WORST QUARTER: -5.46% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was
6.97%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                                  SINCE
DIVERSIFIED CONSERVATIVE FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------------
Fund Return Before Taxes                    -3.20%   3.10%        5.65%
-----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                           -4.23%   1.02%        3.68%
-----------------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                 -1.97%   1.70%        3.80%
-----------------------------------------------------------------------
Lehman Aggregate Bond Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                    10.27%   7.54%        8.06%
-----------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                                -20.86%  -0.87%        5.10%
-----------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 26, 1996. Index returns shown from June 30, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

10                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                   0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                   None
------------------------------------------------------------------
Other Expenses                                             0.52%
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                     0.62%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Conservative Fund -- Class I Shares     0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.74%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Conservative Fund
  -- Class I Shares             $   63  $   199  $   346  $    774
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                                    Long-term capital appreciation and current income

SHARE PRICE VOLATILITY:                             Medium

PRINCIPAL INVESTMENT STRATEGY:                      Investing in a combination of Underlying SEI Funds
                                                    that invest primarily in U.S. and foreign common
                                                    stocks and investment grade fixed income
                                                    securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                                         30-75%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

Fixed Income                                                                   25-70%
    SIMT Core Fixed Income
    SIMT High Yield Bond
    SIT International Fixed Income
    SIT Emerging Markets Debt

Money Market                                                                    0-30%
    SLAT Prime Obligation

12                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       13

Performance Information

The Fund's Class I Shares commenced operations on June 28, 2002. Because the Fund's Class I Shares did not have a full calendar year of performance as of December 31, 2002, performance results have not been provided. Since Class I Shares are invested in the same portfolio of securities, performance for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997  16.18%
     1998  11.22%
     1999  16.90%
     2000  -5.02%
     2001  -7.01%
     2002  -9.28%

BEST QUARTER: 13.45% (12/31/98)

WORST QUARTER: -10.46% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was
9.25%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                                            SINCE
DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
---------------------------------------------------------------------------------
Fund Return Before Taxes                              -9.28%   0.82%        3.49%
---------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**           -10.13%  -1.06%        1.78%
---------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale
  of Fund Shares**                                    -5.69%   0.00%        2.21%
---------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no
  deduction for fees, expenses, or taxes)***          10.27%   7.54%        7.90%
---------------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no deduction
  for fees, expenses, or taxes)***                   -20.86%  -0.87%        3.89%
---------------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is December 13, 1996. Index returns shown from December 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

14                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                   0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                   None
------------------------------------------------------------------
Other Expenses                                             0.52%
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                     0.62%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Global Moderate Growth Fund -- Class I
  Shares                                            0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.86%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Moderate
  Growth Fund -- Class I
  Shares                        $   63  $   199  $   346  $    774
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       15

DIVERSIFIED MODERATE GROWTH FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                                    Long-term capital appreciation and current income

SHARE PRICE VOLATILITY:                             Medium

PRINCIPAL INVESTMENT STRATEGY:                      Investing in a combination of Underlying SEI Funds
                                                    that invest primarily in U.S. and foreign common
                                                    stocks and investment grade fixed income
                                                    securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities. The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                                         30-70%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity

Fixed Income                                                                   30-60%
    SIMT Core Fixed Income
    SIT International Fixed Income

Money Market                                                                    0-30%
    SLAT Prime Obligation

16                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       17

Performance Information

The Fund's Class I Shares commenced operations on June 28, 2002. Because the Fund's Class I Shares did not have a full calendar year of performance as of December 31, 2002, performance results have not been provided. Since Class I Shares are invested in the same portfolio of securities, performance for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997  17.48%
     1998  17.14%
     1999  12.71%
     2000  -3.16%
     2001  -7.93%
     2002  -9.93%

BEST QUARTER: 13.39% (12/31/98)

WORST QUARTER: -10.16% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was
8.26%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.

                                                                     SINCE
DIVERSIFIED MODERATE GROWTH FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
--------------------------------------------------------------------------
Fund Return Before Taxes                       -9.93%   1.18%        4.67%
--------------------------------------------------------------------------
Fund Return After Taxes on Distributions**    -10.64%  -0.55%        2.99%
--------------------------------------------------------------------------
Fund Return After Taxes on Distributions and
  Sale of Fund Shares**                        -6.09%   0.40%        3.22%
--------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects
  no deduction for fees, expenses, or
  taxes)***                                    10.27%   7.54%        8.06%
--------------------------------------------------------------------------
Wilshire 5000 Index Retrn (reflects no
  deduction for fees, expenses, or taxes)***  -20.86%  -0.87%        5.10%
--------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 10, 1996. Index returns shown from June 30, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

18                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS I SHARES
-------------------------------------------------------------------
Investment Advisory Fees                                    0.10%
-------------------------------------------------------------------
Distribution (12b-1) Fees                                    None
-------------------------------------------------------------------
Other Expenses                                              0.53%
-------------------------------------------------------------------
  Total Annual Fund Operating Expenses                      0.63%*
-------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Moderate Growth Fund -- Class I Shares  0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.81%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Moderate Growth
  Fund -- Class I Shares        $   64  $   202  $   351  $    786
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       19

DIVERSIFIED GLOBAL GROWTH FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                                    Long-term capital appreciation

SHARE PRICE VOLATILITY:                             Medium to high

PRINCIPAL INVESTMENT STRATEGY:                      Investing in a combination of Underlying SEI Funds
                                                    that invest primarily in U.S. and foreign common
                                                    stocks and fixed income securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Global Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                                         45-95%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

Fixed Income                                                                    5-50%
    SIMT Core Fixed Income
    SIMT High Yield Bond
    SIT International Fixed Income
    SIT Emerging Markets Debt

Money Market
    SLAT Prime Obligation                                                       0-30%

20                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       21

Performance Information

The Fund's Class I Shares commenced operations on July 31, 2002. Because the Fund's Class I Shares did not have a full calendar year of performance as of December 31, 2002, performance results have not been provided. Since Class I Shares are invested in the same portfolio of securities, performance for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   18.17%
     1998   12.73%
     1999   22.72%
     2000   -8.82%
     2001  -10.80%
     2002  -15.54%

BEST QUARTER: 17.17% (12/31/98)

WORST QUARTER: -14.52% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was
9.99%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index, Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.

                                                                   SINCE
DIVERSIFIED GLOBAL GROWTH FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
------------------------------------------------------------------------
Fund Return Before Taxes                    -15.54%  -1.01%        2.97%
------------------------------------------------------------------------
Fund Return After Taxes on Distributions**  -16.01%  -2.56%        1.50%
------------------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                  -9.53%  -1.17%        2.02%
------------------------------------------------------------------------
Lehman Aggregate Bond Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                     10.27%   7.54%        8.06%
------------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                    -15.94%  -2.89%       -1.75%
------------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                                 -20.86%  -0.87%        5.10%
------------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is June 13, 1996. Index returns shown from June 30, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australia, New Zealand and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

22                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                   0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                   None
------------------------------------------------------------------
Other Expenses                                             0.53%
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                     0.63%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Global Growth Fund -- Class I Shares    0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.93%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Growth Fund
  -- Class I Shares             $   64  $   202  $   351  $    786
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       23

DIVERSIFIED GLOBAL STOCK FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation

SHARE PRICE VOLATILITY:               High

PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      and foreign common stocks and other
                                      equity securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------

Equity                                                                        80-100%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
    SIT International Equity
    SIT Emerging Markets Equity

Money Market                                                                    0-20%
    SLAT Prime Obligation

24                                       SEI INVESTMENTS / PROSPECTUS

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

SEI INVESTMENTS / PROSPECTUS                                       25

Performance Information

The Fund's Class I Shares commenced operations on July 31, 2002. Because the Fund's Class I Shares did not have a full calendar year of performance as of December 31, 2002, performance results have not been provided. Since Class I Shares are invested in the same portfolio of securities, performance for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   20.28%
     1998   13.65%
     1999   28.38%
     2000  -12.46%
     2001  -14.67%
     2002  -21.14%

BEST QUARTER: 20.91% (12/31/98)

WORST QUARTER: -18.52% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was 10.25%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.

                                                                  SINCE
DIVERSIFIED GLOBAL STOCK FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------------
Fund Return Before Taxes                   -21.14%  -2.99%        0.56%
-----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                          -21.29%  -4.27%       -0.62%
-----------------------------------------------------------------------
Fund Return After Taxes on Distributions
  and Sale of Fund Shares**                -12.98%  -2.42%        0.37%
-----------------------------------------------------------------------
Morgan Stanley MSCI EAFE Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***                   -15.94%  -2.89%       -2.13%
-----------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                                -20.86%  -0.87%        3.89%
-----------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is December 9, 1996. Index returns shown from December 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australia, New Zealand and the Far East. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

26                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                   0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                   None
------------------------------------------------------------------
Other Expenses                                             0.53%
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                     0.63%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified Global Stock Fund -- Class I Shares     0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.99%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified Global Stock Fund
  -- Class I Shares             $   64  $   202  $   351  $    786
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       27

DIVERSIFIED U.S. STOCK FUND
------------------------------------------------------------------------------

Fund Summary

INVESTMENT GOAL:                      Long-term capital appreciation
SHARE PRICE VOLATILITY:               High
PRINCIPAL INVESTMENT STRATEGY:        Investing in a combination of Underlying
                                      SEI Funds that invest primarily in U.S.
                                      common stocks and other equity
                                      securities

--------------------------------------------------------------------------------

Investment Strategy

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                     INVESTMENT RANGE
FUND/ASSET CLASS                                    (PERCENTAGE OF THE FUND'S ASSETS)
-------------------------------------------------------------------------------------
Equity                                                                        80-100%
    SIMT Large Cap Growth
    SIMT Large Cap Value
    SIMT Small Cap Growth
    SIMT Small Cap Value
Money Market                                                                    0-20%
    SLAT Prime Obligation

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

28                                       SEI INVESTMENTS / PROSPECTUS

Performance Information

The Fund's Class I Shares commenced operations on September 4, 2002. Because the Fund's Class I Shares did not have a full calendar year of performance as of December 31, 2002, performance results have not been provided. Since Class I Shares are invested in the same portfolio of securities, performance for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   32.67%
     1998   20.24%
     1999   20.21%
     2000   -8.01%
     2001  -13.52%
     2002  -23.24%

BEST QUARTER: 22.43% (12/31/98)

WORST QUARTER: -17.87% (09/30/02)

* The Fund's Class A total return from January 1, 2003 to June 30, 2003 was 11.81%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 2002 to those of the Wilshire 5000 Index.

                                                                SINCE
DIVERSIFIED U.S. STOCK FUND -- CLASS A    1 YEAR  5 YEARS  INCEPTION*
---------------------------------------------------------------------
Fund Return Before Taxes                 -23.24%  -2.47%       4.14%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                        -23.39%  -3.76%       2.78%
---------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                               -14.26%  -2.06%       3.20%
---------------------------------------------------------------------
Wilshire 5000 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                              -20.86%  -0.87%       4.90%
---------------------------------------------------------------------

* The inception date of the Fund's Class A Shares is May 13, 1996. Index returns shown from May 31, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 7,000 securities are included in the index.

SEI INVESTMENTS / PROSPECTUS                                       29

Fund Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS I SHARES
------------------------------------------------------------------
Investment Advisory Fees                                   0.10%
------------------------------------------------------------------
Distribution (12b-1) Fees                                   None
------------------------------------------------------------------
Other Expenses                                             0.53%
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                     0.63%*
------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor each waived a portion of the fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and/or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Diversified U.S. Stock Fund -- Class I Shares       0.37%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 2002, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.87%. These expenses are described in more detail in "Information about the Underlying SEI Funds."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (excluding the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Diversified U.S. Stock Fund --
  Class I Shares                $   64  $   202  $   351  $    786
------------------------------------------------------------------

30                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2003).

UNDERLYING SEI FUND:                                EXPENSE RATIO:
------------------------------------------------------------------
SIMT Large Cap Value Fund                                    0.85%
------------------------------------------------------------------
SIMT Large Cap Growth Fund                                   0.85%
------------------------------------------------------------------
SIMT Small Cap Value Fund                                    1.10%
------------------------------------------------------------------
SIMT Small Cap Growth Fund                                   1.10%
------------------------------------------------------------------
SIT International Equity Fund                                1.28%
------------------------------------------------------------------
SIT Emerging Markets Equity Fund                             1.95%
------------------------------------------------------------------
SIMT Core Fixed Income Fund                                  0.60%
------------------------------------------------------------------
SIMT High Yield Bond Fund                                    0.85%
------------------------------------------------------------------
SIT International Fixed Income Fund                          1.00%
------------------------------------------------------------------
SIT Emerging Markets Debt Fund                               1.35%
------------------------------------------------------------------
SLAT Prime Obligation Fund                                   0.44%
------------------------------------------------------------------

UNDERLYING U.S. EQUITY FUNDS

SIMT LARGE CAP VALUE FUND: The SIMT Large Cap Value Fund seeks long-term growth of capital and income by investing primarily in income-producing common stocks of U.S. companies with market capitalizations of more than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.

SEI INVESTMENTS / PROSPECTUS                                       31

Aronson+Johnson+Oritz, LP, Franklin Portfolio Associates, LLC, LSV Asset Management and Sanford C. Bernstein & Co., LLC serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT LARGE CAP GROWTH FUND: The SIMT Large Cap Growth Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Goldman Sachs Asset Management, L.P., McKinley Capital
Management, Inc., Montag & Caldwell, Inc., Peregrine Capital Management and Transamerica Investment Management, LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT SMALL CAP VALUE FUND: The SIMT Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Advisors, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND: The SIMT Small Cap Growth Fund seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Business Trust, Lee Munder Investments, Ltd., Mazama Capital Management, Inc., McKinley Capital
Management, Inc., RS Investment Management, L.P. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS

SIT INTERNATIONAL EQUITY FUND: The SIT International Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of issuers located in at least three countries other than the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's

32                                       SEI INVESTMENTS / PROSPECTUS

portfolio under the general supervision of SIMC. Alliance Capital Management, L.P., Capital Guardian Trust Company, Fisher Investments, Inc., Morgan Stanley Investment Management Inc. and McKinley Capital Management, Inc. serve as Sub-Advisers to the SIT International Equity Fund.

SIT EMERGING MARKETS EQUITY FUND: The SIT Emerging Markets Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of foreign companies located in emerging market countries. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging markets issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Alliance Capital Management, L.P., The Boston Company Asset Management, LLC, Emerging Markets Management, L.L.C. and Lloyd George Investment Management (Bermuda) Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

UNDERLYING U.S. FIXED INCOME FUNDS

SIMT CORE FIXED INCOME FUND: The SIMT Core Fixed Income Fund seeks current income and preservation of capital by investing primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.9 years). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. BlackRock Advisors, Inc., Metropolitan West Asset Management Inc. and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT HIGH YIELD BOND FUND: The SIMT High Yield Bond Fund seeks total return by investing primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed 10 years. There is no limit on the maturity or on the credit quality of any security. Nicholas Applegate Capital Management, Nomura Corporate Research and Asset Management Inc. and Shenkman Capital Management, Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

SEI INVESTMENTS / PROSPECTUS                                       33

UNDERLYING INTERNATIONAL FIXED INCOME FUNDS

SIT INTERNATIONAL FIXED INCOME FUND: The SIT International Fixed Income Fund seeks capital appreciation and current income by investing primarily in foreign government and corporate fixed income securities, as well as foreign mortgage-backed securities of issuers located in at least three countries other than the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Fischer Francis Trees & Watts, Inc. and its subsidiaries, Fischer Francis
Trees & Watts, Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha serve as Sub-Advisers to the SIT International Fixed Income Fund.

SIT EMERGING MARKETS DEBT FUND: The SIT Emerging Markets Debt Fund seeks total return by investing primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging markets issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited and Salomon Brothers Asset Management Inc serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

UNDERLYING MONEY MARKET FUND

SLAT PRIME OBLIGATION FUND: The SLAT Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income by investing exclusively in high quality short-term money market instruments, including commercial paper, certificates of deposit, short-term obligations issued by U.S. corporations and state and local governments, U.S. Treasury Obligations and repurchase agreements. The Fund may only purchase securities with a remaining maturity of 365 days or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Banc of America Capital Management, LLC serves as Sub-Adviser to the SLAT Prime Obligation Fund.

Additional Risks of Investing in the Underlying SEI Funds

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region

34                                       SEI INVESTMENTS / PROSPECTUS

will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/ or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in securities rated below investment grade (junk bonds). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the

SEI INVESTMENTS / PROSPECTUS                                       35

average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Underlying SEI Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund. SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. As of June 30, 2003, SIMC had approximately $46.4 billion in assets under management. As of the fiscal year ended March 31, 2003, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the annual rate of 0.10% for each Fund.

IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO THE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THESE UNDERLYING SEI FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE UNDERLYING SEI FUNDS SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES OF THE UNDERLYING SEI FUNDS.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decision recommendations to the team.

36                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class I Shares of the Funds. Class I Shares are offered to tax-advantaged and other retirement accounts. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.
--------------------------------------------------------------------------------

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized intermediary) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

SEI INVESTMENTS / PROSPECTUS                                       37

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Underlying SEI Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Underlying SEI Funds do not calculate NAV. As a result, the market value of these Underlying SEI Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

How to Sell Your Fund Shares

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

38                                       SEI INVESTMENTS / PROSPECTUS

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' SAI.
--------------------------------------------------------------------------------

How to Exchange Your Shares

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

For Class I Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

SEI INVESTMENTS / PROSPECTUS                                       39

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gain) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

40                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of a Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

                                                                      Net
                                                                    Realized                  Distributions   Net
                                            Net Asset                 and      Distributions      from       Asset
                                              Value       Net      Unrealized    from Net       Realized     Value
                                            Beginning  Investment  Losses on    Investment       Capital     End of   Total
                                            of Period    Income    Securities     Income          Gains      Period  Return+
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS I
----------------------------------------------------------------------------------------------------------------------------
 2003(1)                                     $10.54      $0.24       $(0.25)      $(0.22)        $(0.04)     $10.27   (0.12)%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS I
----------------------------------------------------------------------------------------------------------------------------
 2003(1)                                     $ 9.56      $0.18       $(0.46)      $(0.16)        $(0.03)     $ 9.09   (2.93)%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS I
----------------------------------------------------------------------------------------------------------------------------
 2003(1)                                     $ 9.83      $0.17       $(0.90)      $(0.16)        $(0.02)     $ 8.92   (7.51)%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS I
----------------------------------------------------------------------------------------------------------------------------
 2003(1)                                     $10.70      $0.15       $(1.02)      $(0.13)        $(0.03)     $ 9.67   (8.22)%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS I
----------------------------------------------------------------------------------------------------------------------------
 2003(2)                                     $ 9.38      $0.07       $(0.58)      $(0.07)        $(0.01)     $ 8.79   (5.52)%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS I
----------------------------------------------------------------------------------------------------------------------------
 2003(2)                                     $ 8.30      $  --       $(0.78)      $(0.02)        $   --      $ 7.50   (9.41)%
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    Ratio of Net
                                                                                                     Investment
                                                          Ratio of   Ratio of                      Income/(Loss)
                                                          Expenses     Net      Ratio of Expenses  to Average Net
                                             Net Assets      to     Investment   to Average Net        Assets
                                               End of     Average   Income to   Assets (Excluding    (Excluding    Portfolio
                                               Period       Net      Average       Waivers and      Waivers and    Turnover
                                            ($Thousands)  Assets*   Net Assets   Reimbursement)*   Reimbursement)    Rate
------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
------------------------------------------
CLASS I
------------------------------------------
 2003(1)                                       $1,710       0.37%      2.19%          0.61%             1.95%          24%
------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
------------------------------------------
CLASS I
------------------------------------------
 2003(1)                                       $3,583       0.37%      2.10%          0.62%             1.85%          40%
------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
------------------------------------------
CLASS I
------------------------------------------
 2003(1)                                       $2,222       0.37%      1.74%          0.62%             1.49%         123%
------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
------------------------------------------
CLASS I
------------------------------------------
 2003(1)                                       $4,858       0.37%      1.42%          0.63%             1.16%          30%
------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
------------------------------------------
CLASS I
------------------------------------------
 2003(2)                                       $3,859       0.37%      1.04%          0.63%             0.78%          68%
------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
------------------------------------------
CLASS I
------------------------------------------
 2003(2)                                       $  978       0.37%      0.01%          0.63%            (0.25)%        149%
------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       41

                                                                      Net
                                                                    Realized                  Distributions   Net
                                            Net Asset                 and      Distributions      from       Asset
                                              Value       Net      Unrealized    from Net       Realized     Value
                                            Beginning  Investment  Losses on    Investment       Capital     End of   Total
                                            of Period    Income    Securities     Income          Gains      Period  Return+
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS I
----------------------------------------------------------------------------------------------------------------------------
 2003(3)                                     $10.03      $0.02       $(0.55)      $(0.02)        $   --      $ 9.48   (5.25)%
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    Ratio of Net
                                                          Ratio of   Ratio of                      Investment Loss
                                                          Expenses     Net      Ratio of Expenses  to Average Net
                                             Net Assets      to     Investment   to Average Net        Assets
                                               End of     Average   Income to   Assets (Excluding    (Excluding     Portfolio
                                               Period       Net      Average       Waivers and       Waivers and    Turnover
                                            ($Thousands)  Assets*   Net Assets   Reimbursement)*   Reimbursement)     Rate
------------------------------------------
DIVERSIFIED U.S. STOCK FUND
------------------------------------------
CLASS I
------------------------------------------
 2003(3)                                       $  698       0.37%      0.05%          0.63%             (0.21)%         14%
------------------------------------------

* The expense ratio does not include indirect expenses of the Underlying Funds.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.

(2) Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.

(3) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2003, includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI
By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust's

Investment Company Act registration number is 811-7445.

SEI-F-115 (7/03)

                           SEI ASSET ALLOCATION TRUST

Investment Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust, and should be read in conjunction with the Trust's Class A, Class D and Class I Shares Prospectuses, each dated July 31, 2003. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

    The Trust's financial statements for the fiscal year ended March 31, 2003, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are incorporated by reference. A copy of the 2003 Annual Report must accompany the delivery of this Statement of Additional Information.

July 31, 2003

                               TABLE OF CONTENTS

THE TRUST.............................................................   S-3
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS.......................   S-3
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS OF THE
  UNDERLYING SEI FUNDS................................................   S-5
  American Depositary Receipts........................................   S-5
  Asset-Backed Securities.............................................   S-6
  Brady Bonds.........................................................   S-6
  Commercial Paper....................................................   S-6
  Corporate Zero Coupon Securities....................................   S-6
  Demand Instruments..................................................   S-7
  Equity-Linked Warrants..............................................   S-7
  Equity Securities...................................................   S-7
  Fixed Income Securities.............................................   S-8
  Foreign Securities..................................................   S-9
  Forward Foreign Currency Contracts..................................   S-9
  Futures and Options on Futures......................................   S-9
  High Yield Foreign Sovereign Debt Securities........................  S-11
  Illiquid Securities.................................................  S-11
  Lower Rated Securities..............................................  S-12
  Mortgage-Backed Securities..........................................  S-13
  Municipal Securities................................................  S-16
  Non-Diversification.................................................  S-17
  Obligations of Domestic Banks, Foreign Banks and Foreign Branches of
    U.S. Banks........................................................  S-17
  Options.............................................................  S-18
  Pay-in-Kind Securities..............................................  S-19
  Privatizations......................................................  S-19
  Receipts............................................................  S-20
  Repurchase Agreements...............................................  S-20
  Restricted Securities...............................................  S-20
  Securities Lending..................................................  S-20
  Securities of Other Investment Companies............................  S-21
  Short-Sales.........................................................  S-22
  Structured Securities...............................................  S-22
  Swaps, Caps, Floors, Collars and Swaptions..........................  S-22
  U.S. Government Securities..........................................  S-23
  Variable and Floating Rate Instruments..............................  S-24
  When-Issued and Delayed Delivery Securities.........................  S-25
  Yankee Obligations..................................................  S-25
  Zero Coupon Securities..............................................  S-25
INVESTMENT LIMITATIONS OF THE FUNDS...................................  S-25
INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS....................  S-27
THE ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS.....................  S-32
THE INVESTMENT ADVISER TO THE FUNDS...................................  S-33
THE ADVISERS AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS.............  S-34
MANAGERS OF THE UNDERLYING SEI FUNDS..................................  S-35
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING......  S-40
TRUSTEES AND OFFICERS OF THE TRUST....................................  S-41
PERFORMANCE...........................................................  S-46
PURCHASE AND REDEMPTION OF SHARES.....................................  S-50
SHAREHOLDER SERVICES..................................................  S-50
TAXES.................................................................  S-51
PORTFOLIO TRANSACTIONS................................................  S-54
DESCRIPTION OF SHARES.................................................  S-56
LIMITATION OF TRUSTEES' LIABILITY.....................................  S-56
CODE OF ETHICS........................................................  S-56
VOTING................................................................  S-57
SHAREHOLDER LIABILITY.................................................  S-57
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...................  S-57
CUSTODIAN.............................................................  S-64
EXPERTS...............................................................  S-64
LEGAL COUNSEL.........................................................  S-64
APPENDIX..............................................................  S-65

July 31, 2003

                                   THE TRUST

    SEI Asset Allocation Trust (the "Trust") is an open-end management investment company that currently consists of the following seven separate investment portfolios (each a "Fund" and, together, the "Funds"): Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, and Diversified U.S. Stock Fund. The Funds invest in shares of certain portfolios (the "Underlying SEI Funds") of SEI Liquid Asset Trust ("SLAT"), SEI Institutional Managed Trust ("SIMT") and SEI Institutional International Trust ("SIT"), which are managed by SEI Investments Management Corporation ("SIMC"), the Trust's investment adviser (together, SLAT, SIMT and SIT are the "Underlying Trusts"). The Funds may invest in the following Underlying SEI Funds: SIMT Large Cap Growth Fund, SIMT Large Cap Value Fund, SIMT Small Cap Growth Fund, SIMT Small Cap Value Fund, SIT International Equity Fund, SIT Emerging Markets Equity Fund, SIMT Core Fixed Income Fund, SIMT High Yield Bond Fund, SIT International Fixed Income Fund, SIT Emerging Markets Debt Fund and SLAT Prime Obligation Fund.

    The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 20, 1995. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Shareholders may purchase shares in each Fund through three separate classes of shares: Class A Shares, Class D Shares, and Class I Shares, which provide for variations in distribution, shareholder servicing and administrative servicing plans, transfer agent costs, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Fund Management, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

    All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities of that Fund. Except for differences between the Class A Shares, Class D Shares and Class I Shares pertaining to distribution, shareholder servicing and administrative servicing fees, voting rights, dividends and transfer agent expenses, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

    DIVERSIFIED CONSERVATIVE INCOME FUND--The Diversified Conservative Income Fund seeks to provide current income and an opportunity for capital appreciation through limited participation in the domestic equity markets. In general, relative to the other Funds, the Diversified Conservative Income Fund should offer investors the potential for a medium to high level of income and the potential for a low to medium level of capital growth, while subjecting investors to a medium level of principal risk.

    DIVERSIFIED CONSERVATIVE FUND--The Diversified Conservative Fund seeks to provide current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets. In general, relative to the other Funds, the Diversified Conservative Fund should offer investors the potential for a medium level of income and the potential for a low to medium level of capital growth, while subjecting investors to a medium level of principal risk.

    DIVERSIFIED GLOBAL MODERATE GROWTH FUND--The Diversified Global Moderate Growth Fund seeks long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income. In general, relative to the other Funds, the Diversified Global Moderate

Growth Fund should offer investors the potential for a medium level of income and the potential for a medium level of capital growth, while subjecting investors to a medium level of principal risk.

    DIVERSIFIED MODERATE GROWTH FUND--The Diversified Moderate Growth Fund seeks long-term capital appreciation with a limited level of current income. In general, relative to the other Funds, the Diversified Moderate Growth Fund should offer investors the potential for a medium level of income and the potential for a medium level of capital growth, while subjecting investors to a medium level of principal risk.

    DIVERSIFIED GLOBAL GROWTH FUND--The Diversified Global Growth Fund seeks to provide long-term capital appreciation. Current income is a secondary consideration. In general, relative to the other Funds, the Diversified Global Growth Fund should offer investors the potential for a low to medium level of income and the potential for a medium to high level of capital growth, while subjecting investors to a higher level of principal risk.

    DIVERSIFIED GLOBAL STOCK FUND--The Diversified Global Stock Fund seeks to provide long-term capital appreciation through a diversified global equity strategy. In general, relative to the other Funds, the Diversified Global Stock Fund should offer investors the potential for a lower level of income and the potential for a higher level of capital growth, while subjecting investors to medium to high levels of principal risk.

    DIVERSIFIED U.S. STOCK FUND--The Diversified U.S. Stock Fund seeks to provide long-term capital appreciation through a diversified domestic equity strategy. Current income is an incidental consideration. In general, relative to the other Funds, the Diversified U.S. Stock Fund should offer investors the potential for a lower level of income and the potential for a high level of capital growth, while subjecting investors to a medium to high level of principal risk.

                    GENERAL INVESTMENT POLICIES OF THE FUNDS

    The Funds will attempt to achieve their investment objectives by purchasing shares of the Underlying SEI Funds within the strategies set forth above for each asset class. The Securities and Exchange Commission ("SEC") issued an exemptive order to the Trust dated December 20, 1995 (the "SEC Order"), which permits the Funds to acquire up to 100% of the Shares of any of the Underlying SEI Funds under certain conditions.

    In addition to purchasing shares of the Underlying SEI Funds, the Funds may use futures contracts and options in order to remain effectively fully invested in proportions consistent with SIMC's current asset allocation strategy in an efficient and cost effective manner. Specifically, each Fund may enter into futures contracts and options thereon provided that the aggregate deposits required on these contracts do not exceed 5% of the Fund's total assets. Each Fund may also lend its securities to qualified borrowers.

    In order to meet liquidity needs, or for temporary defensive purposes, the Funds may purchase money market securities or other short-term debt instruments rated in one of the top two categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase or, if not rated, determined to be of comparable quality by SIMC. To the extent that a Fund is engaged in temporary defensive investing, it will not be pursuing its investment objective. See "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds."

                           RISK FACTORS OF THE FUNDS

    Prospective investors in the Funds should consider the following risk factors:

    - Any investment in a mutual fund involves risk and, although the Funds invest in a number of Underlying SEI Funds, this practice does not eliminate investment risk;

    - Under certain circumstances, an Underlying SEI Fund may determine to make payment of a redemption request by a Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying SEI Fund until SIMC determines that it is appropriate to dispose of such securities;

    - Certain Underlying SEI Funds may: (i) invest a portion of their assets in foreign securities, including securities issued by emerging market issuers; (ii) enter into forward currency transactions; (iii) lend their portfolio securities; (iv) enter into stock and bond index, interest rate and currency futures contracts, and options on such contracts; (v) engage in other types of options transactions; (vi) make short sales;
      (vii) purchase zero coupon and payment-in-kind bonds; and (viii) engage in various other investment practices. Further information about these investment policies and practices can be found under "Investment Limitations of the Underlying SEI Funds" and "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds" in this Statement of Additional Information;

    - The Diversified Global Growth Fund and Diversified Global Moderate Growth Fund can each invest a portion of its assets in the SIMT High Yield Bond Fund. As a result, these Funds will be subject to the risks associated with high yield investing;

    - Certain Funds invest at least 10% and can invest as much as 30% of their assets in the SIT International Fixed Income and SIT Emerging Markets Debt Funds, which invest primarily in foreign fixed-income securities, including securities issued by emerging market issuers. Certain other Funds invest at least 20% and can invest as much as 50% of their assets in Underlying SEI Funds that invest primarily in foreign equity securities. These investments will subject the Funds to risks associated with investing in foreign securities; and

    - The officers and Trustees of the Trust also serve as officers and Trustees of the Underlying Trusts. In addition, SIMC, the adviser to each Fund, serves as investment adviser to the Underlying SEI Funds. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities to the Funds and Underlying SEI Funds.

    Further information regarding these risk factors may be found elsewhere in this Statement of Additional Information and in the Prospectuses.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS
                          OF THE UNDERLYING SEI FUNDS

    AMERICAN DEPOSITARY RECEIPTS ("ADRs"). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

    Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

    ASSET-BACKED SECURITIES. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

    Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

    Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with the mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders. There may be a limited secondary market for such securities.

    BRADY BONDS. Brady Bonds are securities issued by debtor nations to refinance their outstanding external indebtness and comprise a significant portion of the emerging debt market. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

    COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

    CORPORATE ZERO COUPON SECURITIES.  Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

    DEMAND INSTRUMENTS. Demand instruments are instruments which may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. They may include variable amount master demand notes.

    EQUITY-LINKED WARRANTS. Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position the shares are sold and the warrant redeemed with the proceeds.

    Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). The warrants are U.S. dollar denominated and priced daily on several international stock exchanges. Being American style warrants, they can be exercised at any time.

    There are risks associated with equity-linked warrants in addition to the risks normally associated with an investment in equity securities. The investor will bear the full counterparty risk to the issuing broker, but the sub-advisers of the Underlying SEI Funds can mitigate this by only purchasing from issuers with the highest credit rating (AA or better). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the Investment Company Act of 1940 (the "1940 Act"). As a result, an Underlying SEI Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

    EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stock, preferred stock, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which an Underlying SEI Fund invests will cause the net asset value of the Underlying SEI Fund to fluctuate. The Underlying SEI Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

    COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

    PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

    WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

    CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an Underlying SEI Fund is called for redemption or conversion, the Underlying SEI Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

    Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

    SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

    FIXED INCOME SECURITIES. Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other issuers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect an Underlying SEI Fund's net asset value.

    There are no restrictions on the average maturity of the SIT Emerging Markets Debt Fund or on the maturity of any single instrument held by any Underlying SEI Fund. Maturities may vary widely depending on the Underlying SEI Funds' sub-advisers' assessment of interest rate trends and other economic and market factors. In the event a security owned by an Underlying SEI Fund is downgraded, the Underlying SEI Fund's sub-adviser will review the situation and take appropriate action with regard to the security. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. Fixed income securities rated below investment grade are often referred to as

"junk bonds." Further information about "junk bonds" can be found under "Lower Rated Securities" in this Statement of Additional Information.

    FOREIGN SECURITIES. Foreign securities are securities issued by non-U.S. issuers. Investments in the securities of foreign issuers may subject the Underlying SEI Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those domestic issuers of similar securities or obligations, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

    The value of an Underlying SEI Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Underlying SEI Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Underlying SEI Funds.

    FORWARD FOREIGN CURRENCY CONTRACTS. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    An Underlying SEI Fund's dealings in forward currency contracts will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of an Underlying SEI Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. An Underlying SEI Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. An Underlying SEI Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

    FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An Underlying SEI Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, an Underlying SEI Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Underlying SEI Fund's net assets. Instances in which an Underlying SEI Fund may use futures contracts and related options for purposes other than BONA FIDE hedging include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

    When an Underlying SEI Fund purchases or sells a futures contract, or sells an option thereon, the Underlying SEI Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, an Underlying SEI Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Underlying SEI Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Underlying SEI Fund may undertake and on the potential increase in the speculative character of the Underlying SEI Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

    An Underlying SEI Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying SEI Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. An Underlying SEI Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

    An Underlying SEI Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. An Underlying SEI Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. An Underlying SEI Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying SEI Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

    There are significant risks associated with an Underlying SEI Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Underlying SEI Fund's adviser's or sub-adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates,
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Underlying SEI Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce an Underlying SEI Fund's exposure to price fluctuations, while others tend to increase its market exposure.

    HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose an Underlying SEI Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

    ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the price at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Underlying SEI Funds' Board of Trustees. Despite such good faith efforts to determine fair value prices, an Underlying SEI Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Underlying SEI Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Underlying SEI Fund. Under the supervision of the Underlying SEI Funds' Board of Trustees, the Underlying SEI Funds' advisers or sub-advisers, as applicable, determine the liquidity of the Underlying SEI Funds' investments. In determining the liquidity of an Underlying SEI Fund's investments, the Underlying SEI Funds' adviser or sub-adviser, as applicable, may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

    The adviser and sub-advisers of the SIT Emerging Markets Equity Fund believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance SIT Emerging Markets Equity Fund's capital appreciation potential. Investments in special situations may be illiquid, as determined by SIT

Emerging Markets Equity Fund's adviser and sub-advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the SIT Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.

    LOWER RATED SECURITIES. Lower-rated securities are lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. These securities are rated "Baa" or lower by Moody's Investors Service, Inc. ("Moody's") or "BBB" or lower by Standard & Poor's Corporation ("S&P"). The SIMT High Yield Bond Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. In addition, the SIMT High Yield Bond Fund may invest in unrated securities that are of comparable quality as "junk bonds" or high/yield/high risk securities subject to the restrictions stated in its Prospectus. The SIT Emerging Markets Debt Fund may invest in securities with the lowest available rating. Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

    Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Underlying SEI Funds' adviser and sub-advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating an Underlying SEI Fund's net asset value.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Underlying SEI Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Underlying SEI Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Underlying SEI Fund's investment portfolio and increasing the exposure of the Underlying SEI Fund to the risks of high yield securities.

    The descriptions below are intended to supplement the discussion in the Prospectus.

    GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Underlying SEI Funds' ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Underlying SEI Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Underlying SEI Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Underlying SEI Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Underlying SEI Fund's assets. If the Underlying SEI Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Underlying SEI Fund's rate of return.

    LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely the Underlying SEI Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

    LEGISLATION. Legislative changes could adversely affect the Underlying SEI Fund's net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.

    TAXES. The Underlying SEI Funds may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by an Underlying SEI Fund and therefore is subject to the distribution requirements of the tax code even though the Underlying SEI Fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Underlying SEI Fund in a taxable year may not be represented by cash income, the Underlying SEI Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

    Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

    Mortgage-backed securities are described in more detail below:

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

    STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

    GOVERNMENT PASS-THROUGH SECURITIES. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the U.S. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

    PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

    REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.

    PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    PFANDBRIEFE. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or

"PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

    MORTGAGE DOLLAR ROLLS. Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with an Underlying SEI Fund being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Underlying SEI Fund to buy a security. If the broker-dealer to whom the Underlying SEI Fund sells the security becomes insolvent, the Underlying SEI Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Underlying SEI Fund is required to repurchase may be worth less than the security that the Underlying SEI Fund originally held.

    To avoid any leveraging concerns, an Underlying SEI Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    MUNICIPAL SECURITIES. Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

    MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. An Underlying SEI Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    MUNICIPAL LEASES. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Underlying SEI Funds' Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided above under the section "Illiquid Securities."

    MUNICIPAL NOTES. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

    NON-DIVERSIFICATION. The SIT International Fixed Income and SIT Emerging Markets Debt Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of assets of the SIT International Fixed Income and SIT Emerging Markets Debt Funds may be invested in the obligations of a limited number of issuers. Although the adviser and sub-advisers of the SIT International Fixed Income and SIT Emerging Markets Debt Funds generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the SIT International Fixed Income and SIT Emerging Markets Debt Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The SIT International Fixed Income and SIT Emerging Markets Debt Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the SIT International Fixed Income and SIT Emerging Markets Debt Funds be diversified (I.E., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

    OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by an Underlying SEI Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

    BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

    OPTIONS. Options on securities are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, an Underlying SEI Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If an Underlying SEI Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Underlying SEI Fund delivers the security upon exercise.

    The Underlying SEI Funds may trade put and call options on securities, securities indices and currencies for any lawful purpose, as the adviser or sub-adviser determines is appropriate in seeking an Underlying SEI Fund's investment objective, and except as restricted by each Underlying SEI Fund's investment limitations as set forth below. See "Investment Limitations."

    An Underlying SEI Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Underlying SEI Fund may seek to purchase in the future. An Underlying SEI Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Underlying SEI Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Underlying SEI Fund.

    An Underlying SEI Fund may write covered call options as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When an Underlying SEI Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Underlying SEI Fund will realize as profit the premium received for such option. When a call option written by an Underlying SEI Fund is exercised, the Underlying SEI Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by an Underlying SEI Fund is exercised, the Underlying SEI Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

    An Underlying SEI Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    An Underlying SEI Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by an Underlying SEI Fund will be "covered," which means that the Underlying SEI Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by an Underlying SEI Fund, the Underlying SEI Fund will establish a segregated account consisting of cash or liquid securities in an amount equal to the amount the Underlying SEI Fund would be required to pay upon exercise of the put.

    An Underlying SEI Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All written options must be covered. When an Underlying SEI Fund writes an option, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while an Underlying SEI Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PAY-IN-KIND SECURITIES. Pay-in-kind securities are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

    PRIVATIZATIONS. Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which an Underlying SEI Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    RECEIPTS. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts, while TRs and STRIPS (SEE "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. For more information, see "Zero Coupon Securities."

    REPURCHASE AGREEMENTS. An Underlying SEI Fund may enter into repurchase agreements with financial institutions. Each Underlying SEI Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by an adviser or sub-adviser, as applicable. The repurchase agreements entered into by an Underlying SEI Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the adviser or sub-adviser, as applicable, monitors compliance with this requirement). Under all repurchase agreements entered into by an Underlying SEI Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, an Underlying SEI Fund will seek to liquidate such collateral. However, the exercising of each Underlying SEI Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Underlying SEI Fund could suffer a loss. It is the current policy of each of the Underlying SEI Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Underlying SEI Fund, amounts to more than 15% of the Underlying SEI Fund's total assets (or 10% for the SLAT Prime Obligation Fund and the SIT International Fixed Income
Fund). The investments of each of the Underlying SEI Funds in repurchase agreements, at times, may be substantial when, in the view of an adviser or sub-adviser, as applicable, of an Underlying SEI Fund, liquidity or other considerations so warrant.

    RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Underlying SEI Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Underlying SEI Funds' adviser or sub-adviser, as applicable, pursuant to guidelines adopted by the Underlying SEI Funds' Board of Trustees. Under these guidelines, the particular adviser or sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the adviser or sub-adviser, as applicable, intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

    SECURITIES LENDING. Each Fund and each Underlying SEI Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's or Underlying SEI Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund or Underlying SEI Fund (including the loan collateral). No Fund or Underlying SEI Fund will lend portfolio securities to its investment adviser, any sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund or Underlying SEI Fund, as applicable.

    The Fund or Underlying SEI Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's or Underlying SEI Fund's securities lending agent, respectively.

    By lending its securities, a Fund or Underlying SEI Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund and each Underlying SEI Fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the Fund and the Underlying SEI Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund and the Underlying SEI Fund must be able to terminate the loan on demand; (iv) the Fund and the Underlying SEI Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund and the Underlying SEI Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund and the Underlying SEI Fund, as applicable, must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's and an Underlying SEI Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

    SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. Generally, an Underlying SEI Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Underlying SEI Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Underlying SEI Fund's total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. The Underlying Trusts and the Adviser have obtained an order from the SEC that permits the Underlying SEI Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act.

    SHORT SALES. An Underlying SEI Fund may sell securities short against the box. A short sale is "against the box" if at all times during which the short position is open, the Underlying SEI Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund or the Underlying SEI Fund with respect to the securities sold short.

    STRUCTURED SECURITIES. The SIT Emerging Markets Debt Fund may purchase structured securities in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the SIT Emerging Markets Debt Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The SIT Emerging Markets Debt Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the SIT Emerging Markets Debt Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

    A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    An Underlying SEI Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, an Underlying SEI Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Underlying SEI Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

    Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to the another party. Swaptions give the holder the right to enter into a swap. An Underlying SEI Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

    Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

    Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from an Underlying SEI Fund. This is true whether these derivative products are used to create additional risk exposure for an Underlying SEI Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement an Underlying SEI Fund is obligated to make a payment to the counterparty, the Underlying SEI Fund must be prepared to make the payment when due. An Underlying SEI Fund could suffer losses with respect to such an agreement if the Underlying SEI Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap, or floor is not hedged or covered, but is limited for the buyer.

    Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to an Underlying SEI Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, an Underlying SEI Fund's risk of loss will consist of any payments that the Underlying SEI Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, an Underlying SEI Fund may have contractual remedies under the swap agreement.

    An Underlying SEI Fund will enter into swaps only with counterparties that the adviser or sub-advisers of the Underlying SEI Fund believe to be creditworthy. In addition, an Underlying SEI Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover the transaction by entering into an offsetting position or agreement.

    U.S. GOVERNMENT SECURITIES. Examples of types of U.S. Government obligations in which an Underlying SEI Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government Agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General

Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government Securities are not guaranteed against price movements due to fluctuating interest rates.

    U.S. TREASURY OBLIGATIONS. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

    RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

    U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

    U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of an Underlying SEI Fund's shares.

    VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    The quality of the underlying credit must, in the opinion of an Underlying SEI Fund's adviser or sub-advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Underlying SEI Fund. Each Underlying SEI Fund's adviser or sub-advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. An Underlying SEI Fund will segregate or earmark liquid assets with its custodian in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Underlying SEI Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Underlying SEI Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Underlying SEI Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

    YANKEE OBLIGATIONS. Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for an Underlying SEI Fund will adhere to the same standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON SECURITIES. Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities, including STRIPS and Receipts (TRs, TIGRs and CATS) are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. Shareholders may have to redeem shares to pay tax on the "phantom income" earned by an Underlying SEI Fund, and the Underlying SEI Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. An Underlying SEI Fund accrues income with respect to the securities prior to the receipt in cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. See also "Taxes."

                      INVESTMENT LIMITATIONS OF THE FUNDS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies for each Fund, and may not be changed without the approval of a majority of a Fund's outstanding shares. The term "majority of outstanding shares" means the vote of:
(i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy; or
(ii) more than 50% of a Fund's outstanding shares, whichever is less.

1.  Each Fund will concentrate its investments in mutual fund shares.

2. Each Fund may borrow money in an amount up to 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its assets, asset coverage of 300% is required for all borrowings.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties.

4. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase commodities contracts relating to financial instruments, such as financial futures or index contracts and options on such contracts.

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of each Fund and may be changed by the Board of Trustees without shareholder approval.

Each Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the Trust's SEC Order or as otherwise permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

    A Fund's purchase of investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on borrowings and investing in illiquid securities) applies at the time of purchase.

               INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of each Underlying SEI Fund identified below and cannot be changed with respect to an Underlying SEI Fund without the consent of the holders of a majority of that Underlying SEI Fund's outstanding shares.

    The percentages indicated below (except with respect to the limitations on investing in illiquid securities and limitations on borrowings) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

    Each of SIMT Core Fixed Income, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Small Cap Growth, SIMT Small Cap Value, SIT International Equity, SIT Emerging Markets Debt and SIT Emerging Markets Equity Funds may not:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to the SIT Emerging Markets Debt Fund.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
    (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The SIT International Fixed Income Fund may not:

1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments for the Fund and any interest paid on such borrowings will reduce the income of the Fund.

3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in its Prospectuses in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan.

4. Make loans, except that the Fund may (i) purchase or hold debt securities in accordance with its investment objectives and policies; (ii) engage in securities lending as described in its Prospectus and in the Statement of Additional Information; and (iii) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the total assets of the Fund.

5.  Invest in companies for the purpose of exercising control.

6.  Acquire more than 10% of the voting securities of any one issuer.

7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

8. Make short sales of securities, maintain a short position or purchase securities on margin, except as described in the Prospectus and except that the SEI Institutional International Trust may obtain short-term credits as necessary for the clearance of security transactions.

9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

10. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in its Prospectuses and Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

12. Purchase or retain securities of an issuer if, to the knowledge of the SEI Institutional International Trust, an officer, trustee, partner or director of the SEI Institutional International Trust or any investment adviser of the SEI Institutional International Trust, owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

13. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

14. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

15. Purchase restricted securities (securities which must be registered under the 1933 Act, before they may be offered or sold to the public) or other illiquid securities except as described in its Prospectuses and Statement of Additional Information.

    The following industry concentration limitations apply to each SIT Fund and for purposes of the SIT International Fixed Income Fund, these limitations form part of its fundamental limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.

The SLAT Prime Obligation Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of each Underlying SEI Fund identified below and may be changed by the Underlying Trusts' Board of Trustees without a vote of shareholders.

    The percentages indicated below (except with respect to the limitations on investing in illiquid securities and limitations on borrowings) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

    The SIMT Core Fixed Income, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Small Cap Growth, SIMT Small Cap Value, SIT International Equity, SIT Emerging Markets Debt and SIT Emerging Markets Equity Funds may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by a Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such restricted securities.

The SLAT Prime Obligation Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that any money market fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (i) domestic banks and U.S. branches of foreign banks, which a Fund has determined to be subject to the same regulation as U.S. banks, or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

4. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by the Fund's borrowing policy in aggregate amounts not to exceed 10% of the net assets of the Fund taken at fair market value at the time of the incurrence of such loan.

6.  Invest in companies for the purpose of exercising control.

7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, a Fund may:
    (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with the Fund's investment objective and policies.

8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

9. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

10. Purchase warrants, puts, calls, straddles, spreads or combinations thereof may invest in options on futures contracts.

11. Invest in interests in oil, gas or other mineral exploration or development programs.

12. Invest more than 10% of its net assets in illiquid securities.

    In addition, the SLAT Prime Obligation Fund must maintain an average dollar-weighted portfolio maturity of 90 days or less.

    Under rules and regulations established by the SEC, an Underlying SEI Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Underlying SEI Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Underlying SEI Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. An Underlying SEI Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

    DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

    CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

    BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

    LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's fundamental or non-fundamental, as applicable, investment policy on lending is set forth above.

    UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

    REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Funds have adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

    SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets to cover such obligation.

               THE ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS

    SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

    The Trust and the Administrator have entered into an administration agreement and transfer agency (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of the Trustees of the Trust on not less than 60 days written notice to the Administrator; (b) by the Administrator on not less than 90 days' written notice to the Trust.

    If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For the fiscal years ended March 31, 2001, 2002, and 2003, the following table shows: (i) the dollar amount of fees paid to the Administrator by each Fund; and (ii) the dollar amount of the Administrator's voluntary fee waivers:

                                                              FEES PAID                       FEE WAIVERS
                                                    ------------------------------   ------------------------------
                                                      2001       2002       2003       2001       2002       2003
                                                    --------   --------   --------   --------   --------   --------
Diversified Conservative Income Fund..............     $0         $0         $0      $ 87,748   $109,385   $121,444
Diversified Conservative Fund.....................     $0         $0         $0      $126,794   $128,944   $121,985
Diversified Global Moderate Growth Fund...........     $0         $0         $0      $172,588   $263,042   $272,914
Diversified Moderate Growth Fund..................     $0         $0         $0      $510,036   $500,635   $363,765
Diversified Global Growth Fund....................     $0         $0         $0      $356,082   $358,767   $296,062
Diversified Global Stock Fund.....................     $0         $0         $0      $245,342   $248,014   $211,776
Diversified U.S. Stock Fund.......................     $0         $0         $0      $319,251   $277,790   $221,719

                      THE INVESTMENT ADVISER TO THE FUNDS

    SEI Investments Management Corporation ("SIMC") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC currently serves as manager to more than 9 investment companies, including more than 53 funds, with more than $46.4 billion in assets under management as of June 30, 2003.

    As adviser to each of the Funds, SIMC makes investment decisions for each Fund. SIMC will discharge its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. The Trust's Advisory Agreement with SIMC provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Funds will operate in a manner that is distinctly different from most other investment companies. Most investment companies operate under a structure in which a single related group of companies provide investment advisory, administrative, and distribution services, and in which the investment companies purchase equity and debt securities. The Funds, however, invest in shares of certain related investment companies that are advised and/or administered by SIMC (I.E., the Underlying SEI Funds). In turn, these Underlying SEI Funds invest in equity, debt and other securities. SIMC is responsible for investing the assets of each Fund in certain of the Underlying SEI Funds within percentage ranges established by SIMC, and for investing uninvested cash balances in short-term investments, including repurchase agreements.

    The continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of a Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the SIMC, or by SIMC on 90 days' written notice to the Trust.

    For its investment advisory services to the Trust, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets. SIMC may in the future voluntarily waive this fee or a portion of this fee. This waiver may be terminated by SIMC at any time in its sole discretion.

    For the fiscal years ended March 31, 2001, 2002, and 2003, the following table shows: (i) the dollar amount of fees paid to SIMC by each Fund; and
(ii) the dollar amount of SIMC's voluntary fee waivers:

                                                              FEES PAID                       FEE WAIVERS
                                                    ------------------------------   ------------------------------
                                                      2001       2002       2003       2001       2002       2003
                                                    --------   --------   --------   --------   --------   --------
Diversified Conservative Income Fund..............  $ 43,873   $ 54,692   $ 60,721      $0         $0         $0
Diversified Conservative Fund.....................  $ 63,395   $ 64,470   $ 60,991      $0         $0         $0
Diversified Global Moderate Growth Fund...........  $ 86,292   $131,519   $136,454      $0         $0         $0
Diversified Moderate Growth Fund..................  $255,013   $250,313   $181,879      $0         $0         $0
Diversified Global Growth Fund....................  $178,037   $179,380   $148,028      $0         $0         $0
Diversified Global Stock Fund.....................  $122,668   $124,005   $105,886      $0         $0         $0
Diversified U.S. Stock Fund.......................  $156,326   $138,892   $110,858      $0         $0         $0

    SIMC receives advisory fees from the Underlying SEI Funds.

           THE ADVISERS AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS

    Each advisory and certain of the sub-advisory agreements provide that each adviser (or sub-adviser) shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-advisers shall not be protected against any liability to the Underlying Trusts or their Shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    Pursuant to the advisory and sub-advisory agreements, the Underlying SEI Funds rely upon SIMC for access, on a pooled investment basis, to the core elements of SIMC's investment adviser selection, monitoring, and asset allocation services. Under the "Manager of Managers" approach employed by the Underlying SEI Funds, SIMC will recommend and, if the Trustees of those Underlying Trusts approve the recommendation, monitor for the Underlying SEI Funds one or more managers using a range of investment styles.

    The continuance of each advisory and sub-advisory agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Underlying SEI Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory or sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Underlying Trust or, with respect to an Underlying SEI Fund, by a majority of the outstanding shares of that Underlying SEI Fund, on not less than 30 days' nor more than 60 days' written notice to the adviser (or sub-adviser), or by the adviser (or sub-adviser) on 90 days' written notice to the Underlying Trust.

    SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Underlying Trusts' Board of Trustees, to retain sub-advisers for an Underlying SEI Fund without submitting the sub-advisory agreement to a vote of an Underlying SEI Fund's shareholders. In addition, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements.

                      MANAGERS OF THE UNDERLYING SEI FUNDS

    As of the date of this Statement of Additional Information, the following managers serve as sub-advisers to the Underlying SEI Funds:

SIMT LARGE CAP GROWTH FUND

    Goldman Sachs Asset Management ("Goldman Sachs") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Goldman Sachs is wholly-owned by The Goldman Sachs Group, Inc. The principal business address of Goldman Sachs is 32 Old Slip, New York, New York 10005.

    McKinley Capital Management, Inc., ("McKinley Capital") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. McKinley Capital was founded in 1990 and is wholly-owned by an employee. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

    Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell. The principal business address of Montag & Caldwell is at 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326.

    Peregrine Capital Management Inc. ("Peregrine") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Peregrine is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A. The principal business address of Peregrine is 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018.

    Transamerica Investment Management, LLC ("TIM") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. TIM was founded in 1999, and is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V. The principal business address of TIM is 1150 South Olive Street, Suite 2700, Los Angeles, California 90015.

SIMT LARGE CAP VALUE FUND

    Aronson+Johnson+Ortiz, LP ("Aronson") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Value Fund. Aronson is wholly-owned by its seven limited partners. Theodore R. Aronson, a limited partner, is majority equity owner of Aronson. The prinicipal business address of Aronson is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

    Franklin Portfolio Associates, LLC ("Franklin") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Value Fund. Franklin is an indirect, wholly-owned subsidiary of Mellon Financial Corporation. The principal business address of Franklin is Two International Place, 22nd Floor, Boston, Massachusetts 02110.

    LSV Asset Management ("LSV") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Value Fund. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns a majority interest in LSV. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 7 years. The principal business address of LSV is 200 W. Madison Street, Chicago, Illinois 60602.

    Sanford C. Bernstein & Co., LLC ("Bernstein"), serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Value Fund. Bernstein is a wholly-owned indirect subsidiary of Alliance Capital Management L.P. ("Alliance Capital"). Bernstein's investment professionals continue the former investment management business of Sanford C. Bernstein & Co., Inc., an investment adviser acquired by Alliance Capital in October 2000 that was founded in 1967 and managed value oriented investment portfolios for institutions and individuals. The principal business address of Bernstein is 1345 Avenue of the Americas, New York, New York 10105.

SIMT SMALL CAP GROWTH FUND

    Delaware Management Business Trust ("DMBT") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Delaware Investments, which is the marketing name for DMBT, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. The principal business address of DMBT is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

    Lee Munder Investments Ltd. ("LMIL") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group (LMCG). LMCG is 77% owned by employees and 23% owned by Castanea Partners, Inc. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

    Mazama Capital Management, Inc. ("Mazama") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Mazama is 93% employee-owned. The principal business address of Mazama is One Southwest Columbia Street, Suite 1860, Portland, Oregon 97258.

    McKinley Capital Management, Inc. ("McKinley Capital") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. McKinley Capital was founded in 1990 and is wholly-owned by an employee. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

    RS Investments ("RSIM"), serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. RSIM is an employee-owned organization. The principal business address of RSIM is 388 Market Street, Suite 1700, San Francisco, California 94111.

    Wellington Management Company LLP ("Wellington Management") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMT SMALL CAP VALUE FUND

    Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994. Artisan's principal business address is 1000 N. Water Street, Milwaukee, Wisconsin 53202.

    BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. BlackRock is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. BlackRock, a registered investment adviser, is a Delaware Corporation. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.

    David J. Greene and Company, LLC ("David J. Greene") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. David J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm.

    Lee Munder Investments Ltd. ("LMIL") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group

(LMCG). LMCG is 77% owned by employees and 23% owned by Castanea Partners, Inc. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

    LSV Asset Management ("LSV") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns a majority interest in LSV. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 7 years. The principal business address of LSV is 200 W. Madison Street, Chicago, Illinois 60602.

    Martingale Asset Management, L.P. ("Martingale") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116.

    Security Capital Research & Management Incorporated ("SC-R&M") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. SC-R&M is 100% owned by GECIA Holdings, Inc., which in turn is indirectly 100% owned by General Electric Company. The principal business address of SC-R&M is 11 South LaSalle Street, Chicago, Illinois 60603.

    Wellington Management Company, LLP ("Wellington") serves as a Sub-Adviser to a portion of the assets of the SIMT Small Cap Value Fund. Wellington and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. The principal business address of Wellington is 75 State Street, Boston, Massachusetts 02019.

SIT INTERNATIONAL EQUITY FUND

    Alliance Capital Management, LP ("Alliance Capital") serves as a Sub-Adviser for a portion of the assets of the SIT International Equity Fund. Alliance Capital is a Delaware Limited Partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA
Financial, Inc. ("AXA Financial"), is a general partner. As of March 31, 2003, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.7% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of March 31, 2003, AXA Financial was the beneficial owner of approximately 1.9% of the outstanding Alliance Holding Units and approximately 54.7% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 55.7% in Alliance Capital. The principal business address of Alliance is 1345 Avenue of the Americas, New York, New York 10105.

    Capital Guardian Trust Company ("CGTC") serves as a Sub-Adviser for a portion of the assets of the SIT International Equity Fund. CGTC is a wholly-owned subsidiary of The Capital Group. The principal business address of CGTC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

    Fisher Investments, Inc. ("Fisher") serves as a Sub-Adviser for a portion of the assets of the SIT International Equity Fund. Fisher is the successor firm to a sole-proprietorship operating under the name Fisher Investments, which began managing discretionary assets in 1978. Fisher is wholly-owned by its employees. Kenneth L. Fisher and Sherrilyn Fisher each have more than 25% but less than 50% ownership of the firm. The principal business address of Fisher is 13100 Skyline Blvd., Woodside, California 94062.

    McKinley Capital Management, Inc. ("McKinley Capital") serves as a Sub-Adviser to a portion of the assets of the SIT International Equity Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

    Morgan Stanley Investment Management Inc. ("Morgan Stanley") serves as a Sub-Adviser for a portion of the assets of the SIT International Equity Fund. Morgan Stanley Dean Witter & Co. is the direct parent of Morgan Stanley. The principal business address of Morgan Stanley is 1221 Avenue of the Americas, New York, New York 10020.

SIT EMERGING MARKETS EQUITY FUND

    Alliance Capital Management L.P. ("Alliance Capital") serves as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is the general partner. As of December 31, 2001, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.1% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). AXA Financial, together with ACMC and certain of its wholly-owned subsidiaries, beneficially owned approximately 2.1% of the outstanding Alliance Holding Units and 51.7% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French company. The principal business address of Alliance Capital is 1345 Avenue of the Americas, New York, New York 10105.

    The Boston Company Asset Management, LLC ("The Boston Company") serves as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. The Boston Company is a wholly-owned subsidiary of Mellon Financial Corporation. The principal business address of The Boston Company is One Boston Place, 14th Floor, Boston, Massachusetts 02108.

    Emerging Markets Management, L.L.C. ("EMM") serves as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. EMM is owned by Emerging Markets Investors Corporation, which in-turn is majority owned by Antoine van Agtmael and Michael Duffy. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209-1722.

    Lloyd George Investment Management (Bermuda) Limited ("LGIM") serves as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. LGIM is a wholly-owned subsidiary of Lloyd George Management (BVI) Ltd. and was founded in 1991. Robert Lloyd George is a principal owner of the firm and 67% is owned by current active employees. The principal business address of LGIM is 3808 One Exchange Square, Central, Hong Kong.

SIMT CORE FIXED INCOME FUND

    BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the SIMT Core Fixed Income Fund. BlackRock is a wholly-owned subsidiary of BlackRock, Inc. and an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc. BlackRock is a Delaware corporation with its principal business address at 40 East 52nd Street, New York, New York 10022.

    Metropolitan West Asset Management Inc. ("MWAM") serves as a Sub-Adviser for a portion of the assets of SIMT's Core Fixed Income Fund. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entitiy that has no clients or material business operations. The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

    Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the SIMT Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105.

SIMT HIGH YIELD BOND FUND

    Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser for a portion of the assets of the SIMT High Yield Bond Fund. Nicholas-Applegate is an affiliate of Allianz AG. Allianz AG owns Allianz of America, Inc., which in turn, through its wholly-owned subsidiary Allianz Dresner Asset Management, owns Nicholas-Applegate. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101.

    Nomura Corporate Research & Asset Management Incorporated ("Nomura") serves as a Sub-Adviser for a portion of the assets of the SIMT High Yield Bond Fund. Nomura is a subsidiary of Nomura Holdings America, Inc. The principal business address of Nomura is 2 World Financial Center, Building B, 25th Floor, New York, New York 10281-1198.

    Shenkman Capital Management, Inc. ("Shenkman") serves as a Sub-Adviser for a portion of the assets of the SIMT High Yield Bond Fund. Shenkman was founded in 1985 and is independently owned by four shareholders. The principal business address of Shenkman is 461 Fifth Avenue, New York, New York 10017.

SIT INTERNATIONAL FIXED INCOME FUND

    Fischer Francis Trees & Watts, Inc. ("Fischer Francis") and its subsidiaries, Fischer Francis Trees & Watts, Fischer Francis Trees & Watts (Singapore) Plc Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha (together with Fischer Francis, "FFTW") serves as the investment Sub-Adviser to the SIT International Fixed Income Fund. Fischer Francis is a New York corporation founded in 1972. Fischer Francis is wholly-owned by Charter Atlantic Corporation, which in turn is owned by 19 employees and one institutional shareholder, BNP Paribas. Fischer Francis owns approximately 99% of Fischer Francis Trees & Watts. Fischer Francis Trees & Watts (Singapore) Plc Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha are each wholly-owned by Fischer Francis. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, New York 10166.

SIT EMERGING MARKETS DEBT FUND

    Ashmore Investment Management Limited ("Ashmore") serves as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Debt Fund. Ashmore is a wholly-owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly-owned subsidiary of Ashmore Group Limited. The principal business address of Ashmore is 20 Bedfordbury, London WC2N-4BL.

    Salomon Brothers Asset Management Inc ("SBAM") serves as the sub-adviser for the assets of the SIT Emerging Markets Debt Fund. SBAM, an indirect wholly-owned subsidiary of The Traveler's Group, is a Delaware corporation that was founded in 1987. SBAM's principal business address is 7 World Trade Center, New York, New York 10048.

SLAT PRIME OBLIGATION FUND

    Banc of America Capital Management, LLC ("BACAP LLC") serves as the Sub-Adviser to the SLAT Prime Obligation Fund. BACAP LLC is a wholly-owned subsidiary of Bank of America, N.A., which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation. The principal business address of BACAP LLC is 101 S. Tryon Street, Charlotte, NC 28255.

         DISTRIBUTION, SHAREHOLDER SERVING AND ADMINISTRATIVE SERVICING

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trust has adopted a Distribution Plan for its Class D shares (the "Class D Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act (which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares). In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Class D Plan or in any agreements related thereto ("Qualified Trustees"). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Class D Plan provides for payments to the Distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. The distribution-related payments under the Class D Plan may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to other broker-dealers and financial intermediaries in respect of sales of Class D Shares, to compensate third parties for the provision of distribution-related services relating to Class D Shares, and to pay for advertising and promotional expenses in connection with the distribution of Class D Shares. These advertising and promotional expenses may include: costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of other expenses of the Distributor related to the distribution of Class D Shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions, and of any other persons who provide support services in connection with the distribution of Fund Shares.

    In addition, pursuant to a Shareholder Service Plan and Agreement (the "Service Plan"), each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares at the annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund, which is calculated and payable monthly. The service fees payable to the Distributor under the Service Plan are intended to compensate the Distributor for the provision of shareholder services, and may be used by the Distributor to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Class D Shares of the applicable Funds. Shareholder services under the Service Plan for Class D Shares may include: telephone service to shareholders; acceptance and processing of written correspondence, new account applications and subsequent purchases by check; mailing of confirmations, statements and tax forms directly to shareholders; maintenance of customer accounts, and acceptance of payment for trades by Federal Reserve wire.

    Payments under the Class D Plan are not tied exclusively to the expenses for distribution activities actually incurred by the Distributor or third parties, so that such payments may exceed expenses actually incurred by the Distributor. Similarly, payments to the Distributor under the Service Plan are not directly tied to shareholder servicing expenses incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Class D Plan and the Service Plan and their payment terms on a continuing basis and, in doing so, will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the Class D Plan and the Service Plan.

    The Trust has adopted an Administrative Service Plan for the Class I shares ("Administrative Service Plan"). Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

    Periodically, the Distributor may waive a portion of the fees payable to it under the Service Plan and Administrative Plan in order to keep within certain limits imposed by the Trust's SEC Order. Specifically, any Fund's shareholder or administrative servicing fees may be reduced in an amount equal to the Fund's pro rata portion of any shareholder or administrative servicing fees paid by any Underlying SEI Fund in which the Fund invests, but only to the extent necessary to comply with the Trust's SEC Order.

    It is possible that an institution may offer different categories of shares to its customers and thus receive different compensation with respect to the different categories. These financial institutions may also charge separate fees to their customers.

    Except to the extent that the Administrator and SIMC (as investment adviser) benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Class D Plan or related agreements.

    For the fiscal year ended March 31, 2003, the Class D Shares of the Funds incurred the following distribution expenses:

                                                                                        AMOUNT PAID TO
                                                                                        3RD PARTIES BY
                                                                                       THE DISTRIBUTOR
                                                                TOTAL         FEES           FOR
                                                             DISTRIBUTION     PAID      DISTRIBUTION-
FUND CLASS D SHARES                                            EXPENSES        %       RELATED SERVICES
-------------------                                          ------------   --------   ----------------
Diversified Conservative Income Fund.......................    $ 92,893      0.75%            $0
Diversified Conservative Fund..............................    $ 75,035      0.75%            $0
Diversified Global Moderate Growth Fund....................    $ 38,464      0.75%            $0
Diversified Moderate Growth Fund...........................    $184,065      0.75%            $0
Diversified Global Growth Fund.............................    $134,672      0.75%            $0
Diversified Global Stock Fund..............................    $ 49,139      0.75%            $0
Diversified U.S. Stock Fund................................    $169,582      0.75%            $0

                       TRUSTEES AND OFFICERS OF THE TRUST

    BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees are responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 66 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

    MEMBERS OF THE BOARD OF TRUSTEES. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

INTERESTED TRUSTEES.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1995)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments Global, Limited, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1995)--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1978; Secretary of SEI Investments since 1974. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

INDEPENDENT TRUSTEES.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1995)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., July 1984 to January 1997. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Sole Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Research Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of

Philadelphia, April 1998-August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with SIMC and the Trust's Distributor.

    BOARD STANDING COMMITTEES. The Board has established the following standing committees:

    - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.

    - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

    - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating

      Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.

    BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the sections of this Statement of Additional Information entitled "The Investment Adviser to the Funds," the Board's continuance of the Trust's Advisory Agreement with SIMC must be specifically approved at least annually:
(i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from SIMC. The Trustees use this information, as well as other information that SIMC and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew the Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues and information relating to the renewal of the Advisory Agreement.

    Before meeting for the renewal of the Advisory Agreement, the Board requested and received written materials from SIMC about: (a) the quality of SIMC's investment management and other services; (b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's brokerage practices and investment strategies; (e) the level of the advisory fees that SIMC charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems;
(i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

    At the meeting, representatives from SIMC presented additional oral and written information to the Board to help the Board evaluate SIMC's fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and SIMC's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

    Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees (with Mr. Doran abstaining from voting on the renewal of the Advisory Agreement in light of his role as a Director of SEI Investments), unanimously agreed to approve the continuation of the Advisory Agreement for another year in consideration that:
(i) the terms of the Advisory Agreement are fair and reasonable; and
(ii) SIMC's fees are reasonable in light of the services that SIMC provides to the Funds.

    FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                         DOLLAR RANGE OF     AGGREGATE DOLLAR RANGE OF
NAME                                                   FUND SHARES (FUND)*    SHARES (FUND COMPLEX)*
----                                                   -------------------   -------------------------
Mr. Nesher...........................................         None               Over $100,000
Mr. Doran............................................         None                    None
Mr. Gooch............................................         None               Over $100,000
Mr. Storey...........................................         None                    None
Mr. Sullivan.........................................         None                    None
Ms. Greco............................................         None                    None

------------------------

 *Valuation date is December 31, 2002.

    BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                                  PENSION OR
                                              RETIREMENT BENEFITS   ESTIMATED ANNUAL   TOTAL COMPENSATION
                                AGGREGATE     ACCRUED AS PART OF     BENEFITS UPON       FROM THE TRUST
NAME                           COMPENSATION      FUND EXPENSES         RETIREMENT      AND FUND COMPLEX*
----                           ------------   -------------------   ----------------   ------------------
Mr. Nesher...................     $    0              N/A                 N/A               $      0
Mr. Doran....................     $    0              N/A                 N/A               $      0
Mr. Gooch....................     $9,194              N/A                 N/A               $133,000
Mr. Storey...................     $9,194              N/A                 N/A               $133,000
Mr. Sullivan.................     $9,194              N/A                 N/A               $133,000
Ms. Greco....................     $9,194              N/A                 N/A               $133,000

    TRUST OFFICERS. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates serves as investment adviser, administrator or distributor.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since 1995)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of SIMC, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.

    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since
2000)--Vice President and Assistant Secretary of the Trust, 1998-2000. Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of SIMC, the Administrator and the

Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary (since 1995)--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985-1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.

    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

    JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.

    JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance Officer at SEI Investments since 2000. Supervising Examiner at Federal Reserve Bank of Philadelphia (1998-2000).

                                  PERFORMANCE

    From time to time, each of the Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

    Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

    The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

    Yield = 2[((a-b)/(cd)) + 1)TO THE POWER OF 6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

    TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)TO THE POWER OF n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P(1 + T)(TO THE POWER OF)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(TO THE POWER OF)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

    HISTORICAL PERFORMANCE. The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for each of the following Funds was as follows for the one-year, five-year, ten-year and since inception periods ended March 31, 2003.

                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                              ----------------------------------------------
                                                                   ONE             FIVE            SINCE
FUND (INCEPTION DATE)                                              YEAR            YEAR          INCEPTION
---------------------                                         --------------   -------------   -------------
DIVERSIFIED CONSERVATIVE INCOME FUND
  CLASS A (06/13/1996)
  BEFORE TAXES..............................................           -1.16%           3.47%           6.16%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................           -2.41%           1.24%           3.96%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................           -0.72%           1.77%           3.98%
  CLASS D (06/21/1996)
  BEFORE TAXES..............................................           -2.17%           2.45%           5.16%
  CLASS I (06/28/2002)
  BEFORE TAXES..............................................               *               *           -0.12%
DIVERSIFIED CONSERVATIVE FUND
  CLASS A (06/26/1996)
  BEFORE TAXES..............................................           -3.65%           1.67%           5.28%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................           -4.68%          -0.30%           3.39%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................           -2.24%           0.61%           3.54%
  CLASS D (07/01/1996)
  BEFORE TAXES..............................................           -4.61%           0.66%           4.13%
  CLASS I (06/28/2002)
  BEFORE TAXES..............................................               *               *           -2.93%

                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                              ----------------------------------------------
                                                                   ONE             FIVE            SINCE
FUND (INCEPTION DATE)                                              YEAR            YEAR          INCEPTION
---------------------                                         --------------   -------------   -------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
  CLASS A (12/13/1996)
  BEFORE TAXES..............................................          -11.83%          -1.18%           3.04%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................          -12.66%          -2.95%           1.41%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................           -7.25%          -1.52%           1.88%
  CLASS D (12/05/1996)
  BEFORE TAXES..............................................          -12.69%          -2.18%           1.97%
  CLASS I (06/28/2002)
  BEFORE TAXES..............................................               *               *           -7.51%
DIVERSIFIED MODERATE GROWTH FUND
  CLASS A (06/10/1996)
  BEFORE TAXES..............................................          -11.86%          -0.95%           4.13%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................          -12.56%          -2.57%           2.53%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................           -7.26%          -1.23%           2.82%
  CLASS D (05/30/1996)
  BEFORE TAXES..............................................          -12.69%          -1.91%           3.06%
  CLASS I (06/28/2002)
  BEFORE TAXES..............................................               *               *           -8.22%
DIVERSIFIED GLOBAL GROWTH FUND
  CLASS A (06/13/1996)
  BEFORE TAXES..............................................          -19.30%          -3.65%           2.34%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................          -19.75%          -5.11%           0.93%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................          -11.83%          -3.17%           1.54%
  CLASS D (05/30/1996)
  BEFORE TAXES..............................................          -20.10%          -4.64%           1.23%
  CLASS I (07/31/2002)
  BEFORE TAXES..............................................               *               *           -5.52%
DIVERSIFIED GLOBAL STOCK FUND
  CLASS A (12/09/1996)
  BEFORE TAXES..............................................          -26.11%          -6.27%          -0.30%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................          -26.25%          -7.47%          -1.43%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................          -16.02%          -4.87%          -0.28%
  CLASS D (12/05/1996)
  BEFORE TAXES..............................................          -26.84%          -7.23%          -1.32%
  CLASS I (07/31/2002)
  BEFORE TAXES..............................................               *               *           -9.41%
DIVERSIFIED U.S. STOCK FUND
  CLASS A (05/13/1996)
  BEFORE TAXES..............................................          -25.78%          -5.48%           3.46%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS**.................          -25.93%          -6.71%           2.15%
  FUND RETURNS AFTER-TAX ON DISTRIBUTIONS AND
    REDEMPTION**............................................          -15.82%          -4.34%           2.67%
  CLASS D (07/01/1996)
  BEFORE TAXES..............................................          -26.50%          -6.43%           2.34%
  CLASS I (09/04/2002)
  BEFORE TAXES..............................................               *               *           -5.25%

------------------------

  * Not in operation during period.

 ** After-tax returns are shown for Class A Shares only. After-tax returns for other classes will vary.

                       PURCHASE AND REDEMPTION OF SHARES

    The purchase and redemption price of shares is the net asset value of each share. The net asset value of each Fund is determined by SIMC and is based upon the proportional net asset values of each Fund's Underlying SEI Fund shares (plus any available cash). Each Underlying SEI Fund's securities are valued by SIMC pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Underlying SEI Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by an Underlying SEI Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Underlying SEI Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets. A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    You may redeem shares at any time. For an IRA or other tax-deferred account, you must make your redemption request in writing. You should be aware that any distributions personally received by you from the account prior to age 59 1/2 are generally subject to a 10% penalty tax, as well as to ordinary income taxes. To avoid the 10% penalty, you must generally rollover your distribution to another tax-deferred account or tax-qualified retirement plan (if permitted) within 60 days.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Administrator, the Distributor, the and/or the Custodian are not open for business.

                              SHAREHOLDER SERVICES

    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the Underlying SEI Funds and consider the differences in objectives and policies before making any investment.

    EXCHANGE PRIVILEGE: Some or all of the shares of a Fund's Shares for which payment has been received (I.E., an established account), may be exchanged for Shares of the same Class of other Funds of the Trust. A shareholder may exchange the shares of each Fund's Shares, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares. Exchanges are made at net asset value. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone-proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the "Old Fund") to be exchanged and the purchase at net asset value of the shares of the other Funds (the "New Funds"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred account or tax-qualified retirement plan. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in the Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Class A, Class D and Class I Shares of a Fund are only available to tax-advantaged and other retirement plans, including IRAs. IRAs and participants in other tax-qualified retirement plans generally will not be subject to federal tax liability on either dividend and capital gain distributions from the Funds or redemption or exchange of shares of the Funds. Rather, participants in such plans will be taxed when they begin taking distributions from their IRAs and/or the plans. There are various restrictions under the Code on eligibility, contributions and withdrawals, depending on the type of tax-deferred account or tax-qualified retirement plan. The rules governing tax-deferred accounts and tax-qualified retirement plans are complex, and failure to comply with the governing rules and regulations may result in a substantial cost to you, including the loss of tax advantages and the imposition of additional taxes and penalties by the IRS. You should consult with a tax professional on the specific rules governing your own plan.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) ("Distribution

Requirement") and also must meet several additional requirements. Among these requirements are the following (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar, or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    All income and capital gains received by a Fund from an Underlying SEI Fund that it owns will be distributed by the Fund (after deductions for the Fund's allowable losses and expenses) and will be taxable to shareholders as ordinary income, except to the extent they are designated as qualified dividend income. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions attributable to the Fund's net capital gain will be taxable to shareholders as long-term capital gains (currently at a maximum rate of 15%). Because each Fund is actively managed, it may realize taxable net short-term capital gains by selling shares of a mutual fund it owns with unrealized appreciation or capital losses which might be disallowed under wash sale rules or recharacterized. Accordingly, investing in a Fund rather than directly investing in the underlying funds may result in increased tax liability to a shareholder because the Fund must distribute its net realized gains in accordance with the rules described above.

    Distributions of net capital gain received by a Fund from the Underlying SEI Funds (as described above), as well as net capital gain realized by a Fund from the sale (or redemption) of mutual fund shares or other securities, after reduction by allowable capital losses, will be taxable to a shareholder as long-term capital gain (even if the shareholder has held the shares for less than one year).

    A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

    For purposes of determining the character of income received by a Fund when an Underlying SEI Fund distributes net capital gain to a Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the underlying fund for less than one year. Any loss incurred by a Fund on the redemption or other sale of such mutual fund's shares that have a tax holding period of six months or less (unless it is not disallowed under wash sale rules) will be treated as long-term capital loss to the extent of the gain distributions received on the shares disposed of by the Fund.

    Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss.

    Absent further legislation, the maximum 15 percent tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

    Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in such Fund.

    All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.

    If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction is available to corporate shareholders, subject to certain limitations. The board reserves the right not to maintain the qualification of a Fund if it determines such course of action to be beneficial to shareholders.

    A Fund will be required in certain cases to withhold, at the applicable withholding rates, and remit to the United States Treasury the amount withheld from distributions amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service ("IRS") for failure to properly report payments of interest or dividends, (3) who has failed to provide a Fund with the certifications required to be made to the IRS to document that such shareholder is not subject to backup withholding, or (4) for failure to certify that you are a U.S. person (including a U.S. resident alien).

    Investment income received by the Underlying SEI Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Funds will not be able to treat its shareholders as having paid their proportionate share of such taxes paid by the Underlying SEI Funds for foreign tax credit purposes.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders should consult their own tax advisers regarding the effect of federal, state and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

    The Trust and the Underlying Trusts have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Underlying SEI Funds' advisers and sub-advisers are responsible for placing orders to execute Fund and Underlying SEI Fund transactions. In placing orders, it is the Trust's and the Underlying Trusts' policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the Underlying SEI Funds' advisers and the sub-advisers generally seek reasonably competitive spreads or commissions, the Trust and the Underlying Trusts will not necessarily be paying the lowest spread or commission available. The Trust and the Underlying Trusts will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    It is expected that the Funds and the Underlying SEI Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund or an Underlying SEI Fund on an exchange if a written contract is in effect between the Distributor and the Trust or the Underlying Trusts expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust or the Underlying Trusts for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds or Underlying SEI Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Funds' or Underlying SEI Funds' expenses. The Trustees, including those who are not "interested persons" of the Trust and the Underlying Trusts, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    In connection with transactions effected for Underlying SEI Funds operating within the "Manager of Managers" structure, the various firms that serve as sub-advisers to certain Underlying SEI Funds may direct a substantial portion of that Underlying SEI Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    It is not the Trust's or the Underlying SEI Funds' practice to allocate brokerage or principal business to brokers or dealers on the basis of sales of their shares through such firms. However, the Underlying SEI Funds' advisers or sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    Neither the Trust nor the Underlying Trusts expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the

Funds' or the Underlying SEI Funds' advisers or sub-advisers may select a broker based upon brokerage or research services provided to the advisers or sub-advisers. The advisers or sub-advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

    Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers and sub-advisers, under certain circumstances, to cause the Funds or the Underlying SEI Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities;
(2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers and sub-advisers believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds or the Underlying SEI Funds. In addition to agency transactions, the Funds' or the Underlying Funds' advisers and sub-advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers or sub-advisers might utilize Fund or Underlying SEI Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers or sub-advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers and sub-advisers will be in addition to and not in lieu of the services required to be performed by the Funds' or Underlying SEI Funds' advisers and sub-advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the advisers or sub-advisers are not reduced as a result of the receipt of research services.

    In some cases an adviser or sub-adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser or sub-adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser or sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser or sub-adviser faces a potential conflict of interest, but the adviser or sub-adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

    From time to time, a Fund or an Underlying SEI Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers or sub-advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

    The portfolio turnover rate for the fiscal years ended March 31, 2002 and March 31, 2003 was as follows:

                                                                 TURNOVER RATE
                                                              -------------------
PORTFOLIO                                                       2002       2003
---------                                                     --------   --------
Diversified Conservative Income Fund........................    40%         24%
Diversified Conservative Fund...............................    31%         40%
Diversified Global Moderate Growth Fund.....................    29%        123%
Diversified Moderate Growth Fund............................    22%         30%
Diversified Global Growth Fund..............................    31%         68%
Diversified Global Stock Fund...............................    36%        149%
Diversified U.S. Stock Fund.................................    35%         14%

    A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund, after taking into account the additional distribution, shareholder servicing and transfer agency expenses attributable to Class D Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                     VOTING

    Each share held entitles the Shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to shareholders requesting the meeting.

    Where the Trust's Prospectus or Statement of Additional Information states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or
(ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of July 2, 2003, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency, or custodial customers.

ADDRESS                                                       NUMBER OF SHARES   PERCENTAGE
-------                                                       ----------------   ----------
DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS A
The Annuity Fund of the PBA of the City of New York ........      953,319          18.66%
Attn: Anna Mancini
40 Fulton St. Fl. 2
New York, NY 10038-1850

SEI Private Trust Company ..................................      776,682          15.20%
One Freedom Valley Road
Oaks, PA 19403

DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS D
Wachovia Bank NA Trustees U A D ............................      283,710          23.82%
5 12 99 Childrens Healthcare of Atlanta Option Plan
123 S. Broad St. #4903
Philadelphia, PA 19109-1029

ADDRESS                                                       NUMBER OF SHARES   PERCENTAGE
-------                                                       ----------------   ----------
SEI Private Trust Co. ......................................      357,875          30.05%
FBO 601 Banks
Attn: Eileen Carlucci
One Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust Co. ......................................       92,658           7.78%
FBO 601 Banks
Attn: Eileen Carlucci
One Freedom Valley Drive
Oaks, PA 19456

DIVERSIFIED CONSERVATIVE FUND -- CLASS A
SEI Private Trust Company ..................................      768,520          11.58%
One Freedom Valley Road
Oaks, PA 19403

SEI Private Trust Co. ......................................      400,531           6.03%
Attn: Mutual Funds
One Freedom Valley Drive
Oaks, PA 19456

SEI Trust Company FBO ......................................      440,603           6.64%
CLP Profit Sharing Plan & Saving PL
c/o PFPC Inc.
Attn: Doug Kelly
1700 West 82nd Street, Suite 125
Bloomington, MN 55431-1404

SEI Private Trust Company ..................................      515,729           7.77%
Attn: Mutual Funds
One Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust Company ..................................      677,032          10.20%
FBO Alfa Mutual Insurance Company
Savings and Profit Sharing Plan
PFPC c/o Doug Kelly
1700 W. 82nd St. STE 125
Bloomington, MN 55431-1404

DIVERSIFIED CONSERVATIVE FUND -- CLASS D
SEI Private Trust Company ..................................       56,881           7.10%
Christopher Dilbeck
Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust Company ..................................       51,976           6.49%
FBO 601 Banks
Attn: Eileen Carlucci
One Freedom Valley Drive
Oaks, PA 19456

ADDRESS                                                       NUMBER OF SHARES   PERCENTAGE
-------                                                       ----------------   ----------
Wachovia Bank NA Trustees U A D ............................       86,035          10.73%
5 12 99 for Childrens Healthcare of Atlanta Option Plan
123 S. Board Street # 4903
Philadelphia, PA 19109-1029

New Haven Savings Bank .....................................       72,739           9.08%
Attn: Joan Hemperly
195 Church Street
New Haven, CT 06510-2009

Community Bank .............................................       62,158           7.76%
Custodian FBO Western Bank
1500 Genesee Street
Utica, NY 13502-5104

SEI Private Trust Company ..................................       53,653           6.69%
FBO MABO Mining Co. 401K Plan
Attn: Mutual Funds -- Star
P.O. Box 96211
Washington, DC 20090-6211

Community Bank NA as Custodian .............................       42,337           5.28%
Western Bank PS Plan
Benefits Plans Administrators
6 Rhoads Dr.
Utica, NY 13502-6317

DIVERSIFIED MODERATE GROWTH FUND -- CLASS A
SEI Private Trust Company ..................................    2,271,488          13.74%
One Freedom Valley Road
Oaks, PA 19403

SEI Trust Company FBO ......................................    1,072,214           6.49%
Agrium US Retail 401K Plan Sav Plan
c/o PFPC Inc.
Attn: Doug Kelly
1700 W. 82nd St., Suite 125
Bloomington, MN 55431-1404

SEI Private Trust Company FBO ..............................      898,916           5.44%
Roosevelt Paper Co. Profit Sharing and Savings Plan
c/o PFPC Inc.
3507 Frontage Road, Suite 200
Tampa, FL 33607-1793

SEI Private Trust Company ..................................      857,320           5.19%
Attn: Mutual Funds
One Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust Company ..................................    1,347,507           8.15%
Attn: Mutual Funds
One Freedom Valley Drive
Oaks, PA 19456

ADDRESS                                                       NUMBER OF SHARES   PERCENTAGE
-------                                                       ----------------   ----------
DIVERSIFIED MODERATE GROWTH FUND -- CLASS D
SEI Private Trust Company ..................................      170,335           9.37%
FBO 601 Banks
Attn: Eileen Carlucci
One Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust Company ..................................      101,267           5.57%
Christopher Dilbeck
Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust Company ..................................      112,118           6.17%
Christopher Dilbeck
Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust Company ..................................      112,405           6.18%
FBO Charles Ryan Assoc. Salary Reduction P/S Plan
c/o PFPC Inc.
3507 Frontage Rd. STE 200
Tampa, FL 33607-7013

SEI Private Trust Co. ......................................      107,308           5.90%
FBO Travel Dynamics Inc. 401K Plan
c/o PFPC Retirement Services
Attn: RKU Dept.
P.O. Box 21643
Tampa, FL 33622-1643

Community Bank .............................................      112,908           6.21%
Custodian FBO Western Bank
1500 Genesee Street
Utica, NY 13502-5104

DIVERSIFIED GLOBAL GROWTH FUND -- CLASS A
SEI Private Trust Company ..................................    3,906,209          26.38%
One Freedom Valley Road
Oaks, PA 19403

SEI Private Trust Company FBO ..............................      844,464           5.70%
SEI Capital Accumulation Plan
c/o PFPC Inc.
3507 Frontage Road, Suite 200
Tampa, FL 33607-1793

SEI Private Trust Company ..................................      802,958           5.42%
Attn: Mutual Funds
One Freedom Valley Drive
Oaks, PA 19456

ADDRESS                                                       NUMBER OF SHARES   PERCENTAGE
-------                                                       ----------------   ----------
DIVERSIFIED GLOBAL GROWTH FUND -- CLASS D
SEI Private Trust Company FBO ..............................      125,211           7.32%
The Heritage Automotive Group
401K Profit Sharing Plan
c/o PFPC Inc.
3507 Frontage Road, Suite 200
Tampa, FL 33607-1793

SEI Private Trust Company FBO ..............................      165,108           9.65%
Ahren & Associates Inc. 401K Plan
Attn: Mutual Funds -- Star
P.O. Box 96211
Washington, D.C. 20090-6211

SEI Private Trust Company FBO ..............................      105,424           6.16%
Phoenix Mechanical Contracting
401K Profit Sharing Plan
c/o PFPC Inc.
3507 Frontage Road, Suite 200
Tampa, FL 33607-1793

SEI Private Trust Company ..................................      407,230          23.80%
FBO Alfred M. Lutheran Distributors Inc.
401K Profit Sharing Plan
PFPC c/o Doug Kelly
1700 W. 82nd St. STE 125
Bloomington, MN 55431-1404

SEI Private Trust Company ..................................      242,736          14.18%
Christopher Dilbeck
Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust Company ..................................      138,363           8.08%
FBO 601 Banks
Attn: Eileen Carlucci
One Freedom Valley Drive
Oaks, PA 19456

DIVERSIFIED U.S. STOCK FUND -- CLASS A
SEI Trust Company ..........................................    1,821,855          22.29%
One Freedom Valley Road
Oaks, PA 19403

OlTrust & Co ...............................................      420,176           5.14%
Attn: Gary Werner
P.O. Box 966
Evansville, IN 47706-0966

ADDRESS                                                       NUMBER OF SHARES   PERCENTAGE
-------                                                       ----------------   ----------
DIVERSIFIED U.S. STOCK FUND -- CLASS D
SEI Private Trust Company ..................................      123,442           9.28%
FBO 601 Banks
Attn: Eileen Carlucci
One Freedom Valley Drive
Oaks, PA 19456

SEI Trust Company ..........................................      306,325          23.03%
Attn: Christopher Dilbeck, Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA 19456

Carn & Co. 02221501 ........................................      108,091           8.13%
Metallurgical Products Co. 401K Plan
Attn: Mutual Funds -- Star
P.O. Box 96211
Washington, DC 20090-6211

Holdon .....................................................       68,123           5.12%
c/o SkyTrust NA
P.O. Box 419
Findlay, OH 45839-0419

Oltrust & Co. ..............................................      118,761           8.93%
Attn: Gary Werner
P.O. Box 966
Evansville, IN 47706-0966

DIVERSIFIED GLOBAL MODERATE GROWTH -- CLASS A
SEI Private Trust Company ..................................    4,312,116          25.67%
One Freedom Valley Road
Oaks, PA 19403

SEI Trust Company FBO ......................................    1,820,157          10.84%
NAB Pension Ret Plan and Trust
Attn: Doug Kelly
1700 West 82nd St. Ste. 125
Bloomington, MN 55431-1404

SEI Private Trust Company ..................................      980,238           5.84%
FBO Daytona Anesthesiology Associates
PA 401K Plan
c/o Doug Kelly
1700 W. 82nd St., STE 125
Bloomington, MN 55431-1404

SEI Private Trust Company ..................................    2,528,415          15.05%
FBO Cole Parmer Employees' P/S Plan
c/o PFPC Inc.
Attn: Doug Kelly
1700 W. 82nd St., STE 125
Bloomington, MN 55431-1404

ADDRESS                                                       NUMBER OF SHARES   PERCENTAGE
-------                                                       ----------------   ----------
DIVERSIFIED GLOBAL MODERATE GROWTH -- CLASS D
SEI Private Trust Company ..................................      131,302          22.50%
One Freedom Valley Road
Oaks, PA 19403

SEI Private Trust Company ..................................       38,558           6.61%
FBO 601 Banks
Attn: Eileen Carlucci
One Freedom Valley Drive
Oaks, PA 19456

Hand Securities ............................................      123,517          21.17%
American Industries Trust Co Trustees
Bachecki CROM & Co. Retirement Trust
5700 NW Central Drive
Houston, TX 77092-2037

Oster & Co .................................................       30,873           5.29%
c/o First Victoria Bank
Attn: Barbera Neill
P.O. Box 1338
Victoria, TX 77902-1338

Carn & Co 02241601 .........................................       41,787           7.16%
Marine Systems Corporation 401K Plan
Attn: Mutual Funds -- Star
P.O. Box 96211
Washington, D.C. 20090-6211

SEI Private Trust Company FBO ..............................       37,206           6.38%
Phoenix Mechanical Contracting
401K Profit Sharing Plan
c/o PFPC Inc.
3507 Frontage Road, Suite 200
Tampa, FL 33607-1793

DIVERSIFIED GLOBAL STOCK FUND -- CLASS A
SEI Private Trust Company ..................................    2,869,242          24.08%
One Freedom Valley Road
Oaks, PA 19403

SEI Trust Company ..........................................    1,010,229           8.48%
Pipefitters & Plumbers Local #524
c/o PFPC Inc.
1700 West 82nd St. Ste. 125
Bloomington, MN 55431-1404

SEI Private Trust Company FBO ..............................      774,758           6.50%
SEI Capital Accumulation Plan
c/o PFPC Inc.
3507 Frontage Road, Ste 200
Tampa, FL 33607-1793

ADDRESS                                                       NUMBER OF SHARES   PERCENTAGE
-------                                                       ----------------   ----------
DIVERSIFIED GLOBAL STOCK FUND -- CLASS D
Oster & Co .................................................       42,124           7.32%
c/o First Victoria Bank
Attn: Barbera Neill
P.O. Box 1338
Victoria, TX 77902-1338

PENCO c/o The Bank of Kentucky .............................       42,124           5.17%
111 Lookout Farm Drive
Crestview Hills, KY 41017-4712

SEI Private Trust Company ..................................       71,689           8.80%
FBO 601 Banks
Attn: Eileen Carlucci
1 Freedom Valley Drive
Oaks, PA 19456

SEI Private Trust Company FBO ..............................       50,189           6.16%
The Heritage Automotive Group 401K Profit Sharing Plan
c/o PFPC Inc.
3507 Frontage Road, Suite 200
Tampa, FL 33607-1793

SEI Private Trust Company FBO ..............................       42,999           5.28%
Novick Brothers Corporation 401K Plan
Attn: Doug Kelly
1700 W. 82nd St., STE 125
Bloomington, MN 55431-1404

SEI Private Trust Company FBO ..............................      135,689          16.66%
Champagne/Lafayette, Inc.
401K Profit Sharing Plan
c/o PFPC Inc.
3507 Frontage Road Ste 200
Tampa, FL 33607-1793

                                   CUSTODIAN

    SEI Investments Fund Management, which also serves as transfer agent for the Underlying SEI Funds, also maintains custody of assets of each Fund that consist of uncertificated shares of the Underlying SEI Funds. Wachovia, N.A. (formerly, First Union National Bank) located at Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as the Custodian for the non-mutual fund assets of each Fund (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act, and acts as wire agent of the Trust's assets.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectuses have been audited by PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, independent public accountants, as indicated by their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust and to the Underlying SEI Funds.

                                    APPENDIX

                     DESCRIPTION OF CORPORATE BOND RATINGS

                           MOODY'S RATING DEFINITIONS

LONG TERM BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

    Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

    When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

    Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

    Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

------------------------

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                      STANDARD & POOR'S RATING DEFINITIONS

    A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS DEFINITIONS

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c     The letter 'c' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

     *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

    DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS
TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

INVESTMENT AND SPECULATIVE GRADES

    The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt rated 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

    Ratings continue as a factor in may regulations, both in the U.S. and abroad, notably in Japan. For example, the Securities and Exchange Commission
(SEC) requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

    SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

    Moody's description of its three highest short-term debt ratings:

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    S&P's description of its three highest short-term debt ratings:

A-1   This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2   Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3   Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.